UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

June 30, 2014

Rydex Variable Trust Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RVASECF-SEMI-0614x1214	guggenheiminvestments.com

This report and the ﬁnancial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
BANKING FUND	6
BASIC MATERIALS FUND	12
BIOTECHNOLOGY FUND	18
CONSUMER PRODUCTS FUND	24
ELECTRONICS FUND	30
ENERGY FUND	36
ENERGY SERVICES FUND	42
FINANCIAL SERVICES FUND	47
HEALTH CARE FUND	54
INTERNET FUND	61
LEISURE FUND	67
PRECIOUS METALS FUND	73
REAL ESTATE FUND	79
RETAILING FUND	86
TECHNOLOGY FUND	92
TELECOMMUNICATIONS FUND	99
TRANSPORTATION FUND	105
UTILITIES FUND	111
NOTES TO FINANCIAL STATEMENTS	117
OTHER INFORMATION	126
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	129
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	132

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio1	Fund Return	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Banking Fund	1.66%	2.28%	$1,000.00	$1,022.80	$8.33
Basic Materials Fund	1.66%	8.06%	1,000.00	1,080.60	8.56
Biotechnology Fund	1.66%	13.22%	1,000.00	1,132.20	8.78
Consumer Products Fund	1.66%	6.59%	1,000.00	1,065.90	8.50
Electronics Fund	1.66%	18.25%	1,000.00	1,182.50	8.98
Energy Fund	1.66%	15.00%	1,000.00	1,150.00	8.85
Energy Services Fund	1.66%	15.70%	1,000.00	1,157.00	8.88
Financial Services Fund	1.66%	5.79%	1,000.00	1,057.90	8.47
Health Care Fund	1.66%	9.51%	1,000.00	1,095.10	8.62
Internet Fund	1.66%	1.54%	1,000.00	1,015.40	8.30
Leisure Fund	1.66%	3.45%	1,000.00	1,034.50	8.37
Precious Metals Fund	1.56%	20.90%	1,000.00	1,209.00	8.54
Real Estate Fund	1.66%	14.04%	1,000.00	1,140.40	8.81
Retailing Fund	1.66%	(1.57%)	1,000.00	984.30	8.17
Technology Fund	1.66%	5.60%	1,000.00	1,056.00	8.46
Telecommunications Fund	1.66%	3.66%	1,000.00	1,036.60	8.38
Transportation Fund	1.66%	12.59%	1,000.00	1,125.90	8.75
Utilities Fund	1.66%	17.14%	1,000.00	1,171.40	8.94

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.66%	5.00%	$1,000.00	$1,016.56	$8.30
Basic Materials Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Biotechnology Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Consumer Products Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Electronics Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Energy Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Energy Services Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Financial Services Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Health Care Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Internet Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Leisure Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Precious Metals Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
Real Estate Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Retailing Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Technology Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Telecommunications Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Transportation Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Utilities Fund	1.66%	5.00%	1,000.00	1,016.56	8.30

1	Annualized and excludes expenses of the underlying funds in which the Funds invest.
2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

3	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2014

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.8%
U.S. Bancorp	3.3%
PNC Financial Services Group, Inc.	2.6%
Capital One Financial Corp.	2.6%
Bank of New York Mellon Corp.	2.5%
State Street Corp.	2.0%
BB&T Corp.	2.0%
Top Ten Total	30.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
BANKING FUND
	Shares	Value

COMMON STOCKS† - 99.9%

REGIONAL BANKS - 46.9%
PNC Financial Services Group, Inc.	1,852	$164,920
BB&T Corp.	3,226	127,200
SunTrust Banks, Inc.	2,730	109,363
Fifth Third Bancorp	4,725	100,879
M&T Bank Corp.	775	96,139
Regions Financial Corp.	8,520	90,482
KeyCorp	5,893	84,447
CIT Group, Inc.	1,556	71,203
Popular, Inc.*	2,079	71,060
Huntington Bancshares, Inc.	6,978	66,570
First Republic Bank	1,204	66,208
Signature Bank*	471	59,431
SVB Financial Group*	495	57,727
Zions Bancorporation	1,865	54,962
East West Bancorp, Inc.	1,508	52,765
Cullen/Frost Bankers, Inc.	662	52,576
BOK Financial Corp.	770	51,282
Commerce Bancshares, Inc.	1,083	50,360
Prosperity Bancshares, Inc.	800	50,080
PacWest Bancorp	1,138	49,127
City National Corp.	635	48,108
Investors Bancorp, Inc.	4,280	47,294
Umpqua Holdings Corp.	2,600	46,592
BankUnited, Inc.	1,300	43,524
Synovus Financial Corp.	1,780	43,396
FirstMerit Corp.	2,172	42,897
First Niagara Financial Group, Inc.	4,756	41,567
UMB Financial Corp.	650	41,204
Hancock Holding Co.	1,149	40,583
Associated Banc-Corp.	2,228	40,282
Webster Financial Corp.	1,270	40,056
Bank of the Ozarks, Inc.	1,190	39,806
First Horizon National Corp.	3,310	39,257
TCF Financial Corp.	2,382	38,993
Bank of Hawaii Corp.	651	38,207
BancorpSouth, Inc.	1,484	36,462
Fulton Financial Corp.	2,918	36,154
PrivateBancorp, Inc. — Class A	1,239	36,005
Texas Capital Bancshares, Inc.*	667	35,985
United Bankshares, Inc.	1,109	35,854
IBERIABANK Corp.	508	35,149
Glacier Bancorp, Inc.	1,230	34,907
Home BancShares, Inc.	1,060	34,789
Wintrust Financial Corp.	755	34,730
FNB Corp.	2,709	34,729
Western Alliance Bancorporation*	1,430	34,034
Susquehanna Bancshares, Inc.	3,200	33,792
Cathay General Bancorp	1,320	33,739
First Financial Bankshares, Inc.	1,070	33,566
Valley National Bancorp	3,341	33,109
CVB Financial Corp.	1,950	31,259
Trustmark Corp.	1,250	30,863
National Penn Bancshares, Inc.	2,720	28,778
MB Financial, Inc.	1,060	28,673
Community Bank System, Inc.	790	28,598
Old National Bancorp	1,990	28,417
Westamerica Bancorporation	530	27,708
First Midwest Bancorp, Inc.	1,580	26,907
BBCN Bancorp, Inc.	1,660	26,477
United Community Banks, Inc.	1,450	23,737
Total Regional Banks		2,962,968

DIVERSIFIED BANKS - 38.4%
Wells Fargo & Co.	4,766	250,502
JPMorgan Chase & Co.	4,318	248,804
Bank of America Corp.	15,980	245,613
Citigroup, Inc.	5,110	240,681
U.S. Bancorp	4,853	210,232
Itau Unibanco Holding S.A. ADR	5,967	85,805
Banco Bradesco S.A. ADR	5,150	74,778
ICICI Bank Ltd. ADR	1,469	73,303
Credicorp Ltd.	465	72,294
Comerica, Inc.	1,425	71,478
HSBC Holdings plc ADR	1,373	69,748
HDFC Bank Ltd. ADR	1,465	68,591
Toronto-Dominion Bank	1,328	68,272
Bank of Montreal	919	67,629
Royal Bank of Canada	943	67,358
Grupo Financiero Santander Mexico SAB de CV ADR	5,000	66,400
Banco Santander S.A. ADR	6,365	66,323
Banco Santander Brasil S.A. ADR	9,570	66,224
Bank of Nova Scotia	970	64,602
Bancolombia S.A. ADR	1,115	64,447
Canadian Imperial Bank of Commerce	704	64,050
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,763	60,824
Barclays plc ADR	4,158	60,748
Total Diversified Banks		2,428,706

ASSET MANAGEMENT & CUSTODY BANKS - 6.0%
Bank of New York Mellon Corp.	4,247	159,177
State Street Corp.	1,900	127,794
Northern Trust Corp.	1,460	93,747
Total Asset Management & Custody Banks		380,718

DIVERSIFIED CAPITAL MARKETS - 2.9%
Deutsche Bank AG	1,795	63,149
UBS AG	3,348	61,335
Credit Suisse Group AG ADR	2,111	59,889
Total Diversified Capital Markets		184,373

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
BANKING FUND

	Shares	Value

CONSUMER FINANCE - 2.6%
Capital One Financial Corp.	1,990	$164,374

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
Voya Financial, Inc.	1,980	71,953
ING Groep N.V. ADR*	4,407	61,786
Total Other Diversified Financial Services		133,739

THRIFTS & MORTGAGE FINANCE - 1.0%
New York Community Bancorp, Inc.	3,956	63,217

Total Common Stocks
(Cost $4,215,782)		6,318,095

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$23,373	23,373
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	7,966	7,966
Total Repurchase Agreements
(Cost $31,339)		31,339

Total Investments - 100.4%
(Cost $4,247,121)		$6,349,434
Other Assets & Liabilities, net - (0.4)%		(26,633)
Total Net Assets - 100.0%		$6,322,801

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value
(cost $4,215,782)	$6,318,095
Repurchase agreements, at value
(cost $31,339)	31,339
Total investments
(cost $4,247,121)	6,349,434
Cash	8
Receivables:
Dividends	10,749
Foreign taxes reclaim	366
Total assets	6,360,557

Liabilities:
Payable for:
Fund shares redeemed	21,957
Management fees	4,348
Transfer agent and administrative fees	1,279
Investor service fees	1,279
Portfolio accounting fees	511
Miscellaneous	8,382
Total liabilities	37,756
Net assets	$6,322,801

Net assets consist of:
Paid in capital	$6,267,838
Undistributed net investment income	77,212
Accumulated net realized loss on investments	(2,124,562)
Net unrealized appreciation on investments	2,102,313
Net assets	$6,322,801
Capital shares outstanding	427,248
Net asset value per share	$14.80

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,578)	$74,915
Income from securities lending, net	491
Interest	1
Total investment income	75,407

Expenses:
Management fees	27,349
Transfer agent and administrative fees	8,044
Investor service fees	8,044
Portfolio accounting fees	3,217
Professional fees	5,375
Custodian fees	376
Trustees' fees*	339
Line of credit interest expense	12
Miscellaneous	606
Total expenses	53,362
Net investment income	22,045

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(55,483)
Net realized loss	(55,483)
Net change in unrealized appreciation (depreciation) on:
Investments	2,829
Net change in unrealized appreciation (depreciation)	2,829
Net realized and unrealized loss	(52,654)
Net decrease in net assets resulting from operations	$(30,609)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,045	$37,410
Net realized gain (loss) on investments	(55,483)	1,168,912
Net change in unrealized appreciation (depreciation) on investments	2,829	488,365
Net increase (decrease) in net assets resulting from operations	(30,609)	1,694,687

Distributions to shareholders from:
Net investment income	—	(62,968)
Net realized gains	—	(817,462)
Total distributions to shareholders	—	(880,430)

Capital share transactions:
Proceeds from sale of shares	11,791,489	32,022,110
Distributions reinvested	—	880,430
Cost of shares redeemed	(11,404,129)	(38,470,692)
Net increase (decrease) from capital share transactions	387,360	(5,568,152)
Net increase (decrease) in net assets	356,751	(4,753,895)

Net assets:
Beginning of period	5,966,050	10,719,945
End of period	$6,322,801	$5,966,050
Undistributed net investment income at end of period	$77,212	$55,167

Capital share activity:
Shares sold	815,118	2,107,380
Shares issued from reinvestment of distributions	—	63,295
Shares redeemed	(800,197)	(2,558,223)
Net increase (decrease) in shares	14,921	(387,548)

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$14.47	$13.40	$10.82	$13.98	$12.52	$13.40
Income (loss) from investment operations:
Net investment income (loss)b	.05	.08	.11	.07	.02	.08
Net gain (loss) on investments (realized and unrealized)	.28	3.73	2.50	(3.18)	1.60	(.54)
Total from investment operations	.33	3.81	2.61	(3.11)	1.62	(.46)
Less distributions from:
Net investment income	—	(.20)	(.02)	(.05)	(.16)	(.42)
Net realized gains	—	(2.54)	(.01)	—	—	—
Total distributions	—	(2.74)	(.03)	(.05)	(.16)	(.42)
Net asset value, end of period	$14.80	$14.47	$13.40	$10.82	$13.98	$12.52

Total Returnc	2.28%	29.18%	24.22%	(22.23%)	13.04%	(3.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,323	$5,966	$10,720	$2,595	$5,463	$4,639
Ratios to average net assets:
Net investment income (loss)	0.69%	0.52%	0.89%	0.59%	0.12%	0.70%
Total expenses	1.66%	1.64%	1.67%	1.71%	1.64%	1.66%
Portfolio turnover rate	182%	438%	512%	1,518%	1,119%	731%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2014

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Monsanto Co.	2.8%
Dow Chemical Co.	2.7%
EI du Pont de Nemours & Co.	2.6%
LyondellBasell Industries N.V. — Class A	2.5%
Freeport-McMoRan Copper & Gold, Inc.	2.2%
Praxair, Inc.	2.2%
Ecolab, Inc.	2.0%
PPG Industries, Inc.	1.9%
Air Products & Chemicals, Inc.	1.9%
Southern Copper Corp.	1.8%
Top Ten Total	22.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
BASIC MATERIALS FUND
	Shares	Value

COMMON STOCKS† - 99.0%

SPECIALTY CHEMICALS - 19.0%
Ecolab, Inc.	2,657	$295,831
PPG Industries, Inc.	1,323	278,029
Sherwin-Williams Co.	1,121	231,947
Sigma-Aldrich Corp.	1,751	177,691
Celanese Corp. — Class A	2,490	160,057
Ashland, Inc.	1,377	149,735
International Flavors & Fragrances, Inc.	1,434	149,538
WR Grace & Co.*	1,451	137,163
Valspar Corp.	1,675	127,618
RPM International, Inc.	2,758	127,364
Albemarle Corp.	1,692	120,978
Rockwood Holdings, Inc.	1,569	119,228
NewMarket Corp.	290	113,712
PolyOne Corp.	2,430	102,400
Cytec Industries, Inc.	955	100,676
Sensient Technologies Corp.	1,540	85,809
Chemtura Corp.*	3,140	82,048
Minerals Technologies, Inc.	1,190	78,040
HB Fuller Co.	1,610	77,441
Flotek Industries, Inc.*	2,150	69,144
Total Specialty Chemicals		2,784,449

GOLD - 10.8%
Barrick Gold Corp.	12,272	224,577
Newmont Mining Corp.	7,395	188,128
Goldcorp, Inc.	6,425	179,322
Agnico Eagle Mines Ltd.	3,741	143,280
Randgold Resources Ltd. ADR	1,473	124,616
Franco-Nevada Corp.	2,117	121,389
AngloGold Ashanti Ltd. ADR*	7,047	121,279
Royal Gold, Inc.	1,576	119,965
Cia de Minas Buenaventura S.A. ADR	10,076	118,998
Eldorado Gold Corp.	15,417	117,786
Yamana Gold, Inc.	14,149	116,305
Total Gold		1,575,645

STEEL - 10.4%
Vale S.A. ADR	17,379	229,923
Nucor Corp.	4,022	198,083
Reliance Steel & Aluminum Co.	1,660	122,359
Allegheny Technologies, Inc.	2,622	118,252
ArcelorMittal1	7,870	117,499
Steel Dynamics, Inc.	5,745	103,123
United States Steel Corp.	3,960	103,118
Gerdau S.A. ADR	16,940	99,777
Carpenter Technology Corp.	1,490	94,243
Worthington Industries, Inc.	2,080	89,523
Cliffs Natural Resources, Inc.1	5,330	80,217
Commercial Metals Co.	4,160	72,010
AK Steel Holding Corp.*	7,400	58,904
Walter Energy, Inc.1	5,944	32,395
Total Steel		1,519,426

DIVERSIFIED METALS & MINING - 9.3%
Freeport-McMoRan Copper & Gold, Inc.	8,874	323,900
Southern Copper Corp.	8,622	261,850
BHP Billiton Ltd. ADR	2,402	164,417
Rio Tinto plc ADR	3,010	163,383
Teck Resources Ltd. — Class B	5,177	118,191
BHP Billiton plc ADR	1,585	103,390
US Silica Holdings, Inc.	1,663	92,197
Compass Minerals International, Inc.	960	91,910
Molycorp, Inc.*,1	15,000	38,550
Total Diversified Metals & Mining		1,357,788

DIVERSIFIED CHEMICALS - 9.0%
Dow Chemical Co.	7,692	395,830
EI du Pont de Nemours & Co.	5,870	384,133
Eastman Chemical Co.	2,088	182,387
FMC Corp.	2,107	149,997
Huntsman Corp.	4,714	132,463
Olin Corp.	2,702	72,738
Total Diversified Chemicals		1,317,548

FERTILIZERS & AGRICULTURAL CHEMICALS - 8.3%
Monsanto Co.	3,329	415,260
Mosaic Co.	4,487	221,882
Potash Corporation of Saskatchewan, Inc.	4,770	181,069
CF Industries Holdings, Inc.	741	178,233
Agrium, Inc.	1,310	120,035
Scotts Miracle-Gro Co. — Class A	1,640	93,250
Total Fertilizers & Agricultural Chemicals		1,209,729

PAPER PACKAGING - 6.7%
Rock-Tenn Co. — Class A	1,345	142,019
MeadWestvaco Corp.	3,147	139,286
Sealed Air Corp.	4,067	138,969
Packaging Corporation of America	1,893	135,331
Avery Dennison Corp.	2,220	113,775
Sonoco Products Co.	2,480	108,946
Bemis Company, Inc.	2,522	102,545
Graphic Packaging Holding Co.*	8,600	100,620
Total Paper Packaging		981,491

COMMODITY CHEMICALS - 5.7%
LyondellBasell Industries N.V. — Class A	3,680	359,353
Westlake Chemical Corp.	2,040	170,870
Methanex Corp.	1,850	114,293
Cabot Corp.	1,670	96,843
Axiall Corp.	1,944	91,893
Total Commodity Chemicals		833,252

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
BASIC MATERIALS FUND
	Shares	Value

INDUSTRIAL GASES - 5.0%
Praxair, Inc.	2,394	$318,019
Air Products & Chemicals, Inc.	2,127	273,575
Airgas, Inc.	1,341	146,048
Total Industrial Gases		737,642

CONSTRUCTION MATERIALS - 4.3%
Cemex SAB de CV ADR*	12,777	169,039
Vulcan Materials Co.	2,289	145,924
Martin Marietta Materials, Inc.	957	126,372
Eagle Materials, Inc.	1,176	110,873
Texas Industries, Inc.*	910	84,048
Total Construction Materials		636,256

METAL & GLASS CONTAINERS - 3.5%
Ball Corp.	2,425	151,999
Crown Holdings, Inc.*	2,683	133,506
Owens-Illinois, Inc.*	3,589	124,323
AptarGroup, Inc.	1,590	106,546
Total Metal & Glass Containers		516,374

PAPER PRODUCTS - 3.1%
International Paper Co.	4,801	242,306
Domtar Corp.	2,790	119,552
KapStone Paper and Packaging Corp.*	2,840	94,089
Total Paper Products		455,947

ALUMINUM - 1.9%
Alcoa, Inc.	14,617	217,647
Kaiser Aluminum Corp.	800	58,296
Total Aluminum		275,943

SILVER - 1.0%
Silver Wheaton Corp.	5,733	150,606

PRECIOUS METALS & MINERALS - 0.5%
Stillwater Mining Co.*	4,342	76,202

FOREST PRODUCTS - 0.5%
Louisiana-Pacific Corp.*	5,043	75,746

Total Common Stocks
(Cost $8,300,160)		14,504,044

EXCHANGE TRADED FUNDS† - 0.5%
Market Vectors Junior Gold Miners ETF*	1,860	78,604
Total Exchange Traded Funds
(Cost $73,545)		78,604

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$60,316	60,316
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	20,556	20,556
Total Repurchase Agreements
(Cost $80,872)		80,872

SECURITIES LENDING COLLATERAL††,3 - 1.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	89,979	89,979
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	66,300	66,300
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	3,771	3,771
Total Securities Lending Collateral
(Cost $160,050)		160,050

Total Investments - 101.2%
(Cost $8,614,627)		$14,823,570
Other Assets & Liabilities, net - (1.2)%		(170,729)
Total Net Assets - 100.0%		$14,652,841

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $154,714 of securities loaned
(cost $8,373,705)	$14,582,648
Repurchase agreements, at value
(cost $240,922)	240,922
Total investments
(cost $8,614,627)	14,823,570
Cash	340
Receivables:
Fund shares sold	198,361
Dividends	16,625
Securities lending income	695
Total assets	15,039,591

Liabilities:
Payable for:
Securities purchased	193,277
Upon return of securities loaned	160,050
Management fees	9,399
Transfer agent and administrative fees	2,765
Investor service fees	2,765
Portfolio accounting fees	1,106
Fund shares redeemed	734
Miscellaneous	16,654
Total liabilities	386,750
Net assets	$14,652,841

Net assets consist of:
Paid in capital	$10,175,894
Undistributed net investment income	71,654
Accumulated net realized loss on investments	(1,803,650)
Net unrealized appreciation on investments	6,208,943
Net assets	$14,652,841
Capital shares outstanding	546,337
Net asset value per share	$26.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,607)	$127,807
Income from securities lending, net	3,231
Interest	4
Total investment income	131,042

Expenses:
Management fees	57,487
Transfer agent and administrative fees	16,908
Investor service fees	16,908
Portfolio accounting fees	6,763
Professional fees	9,692
Custodian fees	791
Trustees' fees*	636
Line of credit interest expense	5
Miscellaneous	2,971
Total expenses	112,161
Net investment income	18,881

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	184,412
Net realized gain	184,412
Net change in unrealized appreciation (depreciation) on:
Investments	758,078
Net change in unrealized appreciation (depreciation)	758,078
Net realized and unrealized gain	942,490
Net increase in net assets resulting from operations	$961,371

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,881	$48,005
Net realized gain on investments	184,412	1,531,106
Net change in unrealized appreciation (depreciation) on investments	758,078	(2,038,768)
Net increase (decrease) in net assets resulting from operations	961,371	(459,657)

Distributions to shareholders from:
Net investment income	—	(88,114)
Net realized gains	—	(628,130)
Total distributions to shareholders	—	(716,244)

Capital share transactions:
Proceeds from sale of shares	16,007,498	43,599,866
Distributions reinvested	—	716,244
Cost of shares redeemed	(13,903,509)	(48,072,003)
Net increase (decrease) from capital share transactions	2,103,989	(3,755,893)
Net increase (decrease) in net assets	3,065,360	(4,931,794)

Net assets:
Beginning of period	11,587,481	16,519,275
End of period	$14,652,841	$11,587,481
Undistributed net investment income at end of period	$71,654	$52,773

Capital share activity:
Shares sold	625,171	1,715,254
Shares issued from reinvestment of distributions	—	29,463
Shares redeemed	(545,762)	(1,911,154)
Net increase (decrease) in shares	79,409	(166,437)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$24.82	$26.08	$25.95	$36.83	$29.22	$19.38
Income (loss) from investment operations:
Net investment income (loss)b	.04	.09	.17	(.02)	(.07)	.17
Net gain (loss) on investments (realized and unrealized)	1.96	.20	2.45	(5.69)	7.86	10.58
Total from investment operations	2.00	.29	2.62	(5.71)	7.79	10.75
Less distributions from:
Net investment income	—	(.19)	—	—	(.18)	(.06)
Net realized gains	—	(1.36)	(2.49)	(5.17)	—	(.85)
Total distributions	—	(1.55)	(2.49)	(5.17)	(.18)	(.91)
Net asset value, end of period	$26.82	$24.82	$26.08	$25.95	$36.83	$29.22

Total Returnc	8.06%	1.25%	10.72%	(16.46%)	26.67%	55.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,653	$11,587	$16,519	$15,894	$49,131	$46,522
Ratios to average net assets:
Net investment income (loss)	0.28%	0.37%	0.62%	(0.06%)	(0.22%)	0.69%
Total expensesd	1.66%	1.64%	1.67%	1.71%	1.66%	1.65%
Portfolio turnover rate	96%	350%	339%	193%	418%	377%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
d	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2014

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	6.8%
Amgen, Inc.	5.7%
Biogen Idec, Inc.	5.4%
Celgene Corp.	5.1%
Alexion Pharmaceuticals, Inc.	3.3%
Vertex Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.1%
Illumina, Inc.	3.0%
Incyte Corporation Ltd.	2.0%
BioMarin Pharmaceutical, Inc.	1.9%
Top Ten Total	39.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
BIOTECHNOLOGY FUND
	Shares	Value

COMMON STOCKS† - 99.6%

BIOTECHNOLOGY - 85.2%
Gilead Sciences, Inc.*	21,913	$1,816,807
Amgen, Inc.	12,805	1,515,727
Biogen Idec, Inc.*	4,561	1,438,128
Celgene Corp.*	15,864	1,362,399
Alexion Pharmaceuticals, Inc.*	5,690	889,063
Vertex Pharmaceuticals, Inc.*	9,341	884,406
Regeneron Pharmaceuticals, Inc.*	2,955	834,699
Incyte Corporation Ltd.*	9,255	522,352
BioMarin Pharmaceutical, Inc.*	8,009	498,240
Idenix Pharmaceuticals, Inc.*	17,668	425,799
Pharmacyclics, Inc.*	4,640	416,254
OPKO Health, Inc.*,1	46,259	408,930
Medivation, Inc.*	5,254	404,978
MannKind Corp.*,1	36,485	400,970
Alkermes plc*	7,867	395,946
Cubist Pharmaceuticals, Inc.*	5,432	379,262
Seattle Genetics, Inc.*	9,135	349,414
Alnylam Pharmaceuticals, Inc.*	5,503	347,625
InterMune, Inc.*	7,823	345,385
Synageva BioPharma Corp.*	3,274	343,115
Isis Pharmaceuticals, Inc.*	9,950	342,778
Intercept Pharmaceuticals, Inc.*	1,439	340,511
Myriad Genetics, Inc.*,1	8,472	329,730
United Therapeutics Corp.*	3,653	323,254
Cepheid*	6,463	309,836
NPS Pharmaceuticals, Inc.*	9,272	306,440
Grifols S.A. ADR	6,719	295,972
Intrexon Corp.*,1	10,380	260,849
ACADIA Pharmaceuticals, Inc.*	10,807	244,130
Ironwood Pharmaceuticals, Inc. — Class A*	15,893	243,640
Puma Biotechnology, Inc.*	3,690	243,540
Arena Pharmaceuticals, Inc.*,1	38,219	223,963
Exact Sciences Corp.*,1	12,496	212,807
Agios Pharmaceuticals, Inc.*,1	4,540	208,023
PDL BioPharma, Inc.1	20,417	197,637
Keryx Biopharmaceuticals, Inc.*,1	12,763	196,295
Dyax Corp.*	20,270	194,592
Acorda Therapeutics, Inc.*	5,648	190,394
Insys Therapeutics, Inc.*,1	6,093	190,284
Clovis Oncology, Inc.*	4,550	188,416
Celldex Therapeutics, Inc.*	11,420	186,374
Ligand Pharmaceuticals, Inc. — Class B*	2,911	181,326
Organovo Holdings, Inc.*,1	21,112	176,285
Sarepta Therapeutics, Inc.*,1	5,862	174,629
Halozyme Therapeutics, Inc.*	17,624	174,125
ARIAD Pharmaceuticals, Inc.*,1	27,140	172,882
Neurocrine Biosciences, Inc.*	11,228	166,624
Sangamo BioSciences, Inc.*	10,740	164,000
NewLink Genetics Corp.*,1	5,874	155,955
Aegerion Pharmaceuticals, Inc.*	4,830	154,995
ImmunoGen, Inc.*,1	12,809	151,787
Emergent Biosolutions, Inc.*	6,712	150,752
Arrowhead Research Corp.*	10,160	145,390
Orexigen Therapeutics, Inc.*,1	22,720	140,410
KYTHERA Biopharmaceuticals, Inc.*	3,611	138,554
Vanda Pharmaceuticals, Inc.*	7,940	128,469
Momenta Pharmaceuticals, Inc.*	10,386	125,463
Insmed, Inc.*	6,230	124,475
Repligen Corp.*	4,000	91,160
AMAG Pharmaceuticals, Inc.*	4,345	90,028
Receptos, Inc.*	2,031	86,521
TESARO, Inc.*	2,780	86,486
Raptor Pharmaceutical Corp.*,1	6,921	79,938
Acceleron Pharma, Inc.*	2,286	77,655
Novavax, Inc.*	16,570	76,553
Ophthotech Corp.*	1,760	74,466
Exelixis, Inc.*,1	21,826	73,990
XOMA Corp.*	15,851	72,756
Total Biotechnology		22,644,638

LIFE SCIENCES TOOLS & SERVICES - 9.7%
Illumina, Inc.*	4,508	804,858
Quintiles Transnational Holdings, Inc.*	8,233	438,737
QIAGEN N.V.*	12,933	316,212
Techne Corp.	3,371	312,053
Bio-Rad Laboratories, Inc. — Class A*	2,538	303,824
Charles River Laboratories International, Inc.*	4,919	263,265
Affymetrix, Inc.*	14,445	128,705
Total Life Sciences Tools & Services		2,567,654

PHARMACEUTICALS - 4.7%
Theravance Biopharma, Inc.*,1	12,510	398,818
Theravance, Inc.*,1	10,875	323,858
Medicines Co.*	7,939	230,707
Nektar Therapeutics*	15,986	204,941
Endocyte, Inc.*	12,520	82,507
Total Pharmaceuticals		1,240,831

Total Common Stocks
(Cost $12,428,496)		26,453,123

RIGHTS - 0.0%
Chelsea Therapeutics International
Expires 12/31/17††	18,097	1,448
Clinical Data, Inc.
Expires 12/31/20*,†††,4	4,730	—
Total Rights
(Cost $1,341)		1,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
BIOTECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$87,514	$87,514
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	29,826	29,826
Total Repurchase Agreements
(Cost $117,340)		117,340

SECURITIES LENDING COLLATERAL††,3 - 11.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	1,761,054	1,761,054
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	1,297,618	1,297,618
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	73,816	73,816
Total Securities Lending Collateral
(Cost $3,132,488)		3,132,488

Total Investments - 111.8%
(Cost $15,679,665)		$29,704,399
Other Assets & Liabilities, net - (11.8)%		(3,129,235)
Total Net Assets - 100.0%		$26,575,164

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
4	Illiquid security.
ADR — American Depositary Receipt
plc — Public Limited Company

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $3,025,969 of securities loaned
(cost $12,429,837)	$26,454,571
Repurchase agreements, at value
(cost $3,249,828)	3,249,828
Total investments
(cost $15,679,665)	29,704,399
Receivables:
Fund shares sold	231,556
Securities lending income	12,803
Total assets	29,948,758

Liabilities:
Payable for:
Upon return of securities loaned	3,132,488
Securities purchased	178,599
Management fees	17,080
Transfer agent and administrative fees	5,024
Investor service fees	5,024
Portfolio accounting fees	2,009
Fund shares redeemed	519
Miscellaneous	32,851
Total liabilities	3,373,594
Net assets	$26,575,164

Net assets consist of:
Paid in capital	$16,811,372
Accumulated net investment loss	(143,773)
Accumulated net realized loss on investments	(4,117,169)
Net unrealized appreciation on investments	14,024,734
Net assets	$26,575,164
Capital shares outstanding	406,034
Net asset value per share	$65.45

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Income from securities lending, net	$65,679
Dividends	30,630
Interest	8
Total investment income	96,317

Expenses:
Management fees	123,078
Transfer agent and administrative fees	36,199
Investor service fees	36,199
Portfolio accounting fees	14,479
Professional fees	18,851
Custodian fees	1,693
Trustees' fees*	1,304
Line of credit interest expense	164
Miscellaneous	8,123
Total expenses	240,090
Net investment loss	(143,773)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,878,281
Net realized gain	2,878,281
Net change in unrealized appreciation (depreciation) on:
Investments	(304,109)
Net change in unrealized appreciation (depreciation)	(304,109)
Net realized and unrealized gain	2,574,172
Net increase in net assets resulting from operations	$2,430,399

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(143,773)	$(297,562)
Net realized gain on investments	2,878,281	4,190,274
Net change in unrealized appreciation (depreciation) on investments	(304,109)	6,045,333
Net increase in net assets resulting from operations	2,430,399	9,938,045

Capital share transactions:
Proceeds from sale of shares	28,996,264	72,966,371
Cost of shares redeemed	(31,350,951)	(75,485,335)
Net decrease from capital share transactions	(2,354,687)	(2,518,964)
Net increase in net assets	75,712	7,419,081

Net assets:
Beginning of period	26,499,452	19,080,371
End of period	$26,575,164	$26,499,452
Accumulated net investment loss at end of period	$(143,773)	$—

Capital share activity:
Shares sold	448,610	1,490,314
Shares redeemed	(500,970)	(1,540,866)
Net decrease in shares	(52,360)	(50,552)

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$57.81	$37.49	$27.58	$24.93	$22.52	$19.03
Income (loss) from investment operations:
Net investment income (loss)b	(.31)	(.56)	(.47)	(.41)	(.33)	(.25)
Net gain (loss) on investments (realized and unrealized)	7.95	20.88	10.38	3.06	2.74	3.74
Total from investment operations	7.64	20.32	9.91	2.65	2.41	3.49
Net asset value, end of period	$65.45	$57.81	$37.49	$27.58	$24.93	$22.52

Total Returnc	13.22%	54.20%	35.98%	10.59%	10.70%	18.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,575	$26,499	$19,080	$11,846	$13,843	$13,144
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(1.15%)	(1.33%)	(1.51%)	(1.40%)	(1.25%)
Total expenses	1.66%	1.63%	1.68%	1.71%	1.65%	1.68%
Portfolio turnover rate	83%	277%	294%	502%	509%	388%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	June 30, 2014

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.3%
Coca-Cola Co.	5.1%
PepsiCo, Inc.	4.3%
Philip Morris International, Inc.	4.1%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	2.9%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.4%
Kraft Foods Group, Inc.	2.2%
Reynolds American, Inc.	2.1%
Top Ten Total	34.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
CONSUMER PRODUCTS FUND
	Shares	Value

COMMON STOCKS† - 102.8%

PACKAGED FOODS & MEATS - 32.0%
Mondelez International, Inc. — Class A	14,290	$537,446
Kraft Foods Group, Inc.	6,740	404,063
General Mills, Inc.	7,149	375,608
Kellogg Co.	4,907	322,390
Hershey Co.	3,214	312,947
Keurig Green Mountain, Inc.	2,462	306,790
Mead Johnson Nutrition Co. — Class A	3,239	301,778
Campbell Soup Co.	5,590	256,078
Tyson Foods, Inc. — Class A	6,603	247,877
Hormel Foods Corp.	4,956	244,579
ConAgra Foods, Inc.	7,673	227,735
JM Smucker Co.	2,113	225,182
McCormick & Company, Inc.	2,882	206,322
Pilgrim's Pride Corp.*	6,870	187,963
Hillshire Brands Co.	2,990	186,277
BRF S.A. ADR	7,290	177,220
Unilever N.V.	3,913	171,233
WhiteWave Foods Co. — Class A*	4,920	159,260
Flowers Foods, Inc.	6,891	145,262
Hain Celestial Group, Inc.*	1,598	141,807
Pinnacle Foods, Inc.	4,060	133,574
TreeHouse Foods, Inc.*	1,468	117,543
Lancaster Colony Corp.	1,150	109,434
Sanderson Farms, Inc.	1,060	103,032
Post Holdings, Inc.*	1,970	100,293
B&G Foods, Inc. — Class A	2,680	87,609
Dean Foods Co.	4,880	85,839
Total Packaged Foods & Meats		5,875,141

HOUSEHOLD PRODUCTS - 14.8%
Procter & Gamble Co.	12,359	971,293
Colgate-Palmolive Co.	7,798	531,668
Kimberly-Clark Corp.	3,923	436,316
Clorox Co.	2,529	231,151
Church & Dwight Company, Inc.	2,976	208,171
Energizer Holdings, Inc.	1,530	186,706
Spectrum Brands Holdings, Inc.	1,730	148,832
Total Household Products		2,714,137

SOFT DRINKS - 14.2%
Coca-Cola Co.	22,127	937,299
PepsiCo, Inc.	8,853	790,927
Coca-Cola Enterprises, Inc.	5,027	240,190
Monster Beverage Corp.*	3,266	231,984
Dr Pepper Snapple Group, Inc.	3,908	228,931
Fomento Economico Mexicano SAB de CV ADR	1,961	183,648
Total Soft Drinks		2,612,979

TOBACCO - 13.1%
Philip Morris International, Inc.	8,961	755,502
Altria Group, Inc.	14,720	617,357
Reynolds American, Inc.	6,381	385,093
Lorillard, Inc.	5,198	316,922
British American Tobacco plc ADR	1,270	151,232
Vector Group Ltd.	4,680	96,782
Universal Corp.	1,370	75,830
Total Tobacco		2,398,718

FOOD RETAIL - 7.1%
Kroger Co.	6,971	344,576
Whole Foods Market, Inc.	6,232	240,742
Safeway, Inc.	5,517	189,454
Sprouts Farmers Market, Inc.*	4,740	155,093
Casey's General Stores, Inc.	1,537	108,036
SUPERVALU, Inc.*	12,258	100,761
Susser Holdings Corp.*	1,110	89,599
Fresh Market, Inc.*	2,500	83,675
Total Food Retail		1,311,936

PERSONAL PRODUCTS - 5.5%
Estee Lauder Companies, Inc. — Class A	4,738	351,843
Coty, Inc. — Class A	9,990	171,129
Herbalife Ltd. 1	2,651	171,096
Avon Products, Inc.	11,564	168,950
Nu Skin Enterprises, Inc. — Class A	1,898	140,376
Total Personal Products		1,003,394

AGRICULTURAL PRODUCTS - 4.8%
Archer-Daniels-Midland Co.	8,235	363,246
Bunge Ltd.	2,969	224,575
Ingredion, Inc.	2,104	157,884
Darling Ingredients, Inc.*	6,124	127,992
Total Agricultural Products		873,697

BREWERS - 4.4%
Molson Coors Brewing Co. — Class B	3,411	252,960
Anheuser-Busch InBev N.V. ADR	1,952	224,363
AMBEV S.A. ADR	30,285	213,206
Boston Beer Company, Inc. — Class A*	520	116,230
Total Brewers		806,759

DISTILLERS & VINTNERS - 4.1%
Brown-Forman Corp. — Class B	3,189	300,308
Constellation Brands, Inc. — Class A*	3,213	283,162
Diageo plc ADR	1,340	170,542
Total Distillers & Vintners		754,012

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
CONSUMER PRODUCTS FUND
	Shares	Value

FOOD DISTRIBUTORS - 2.8%
Sysco Corp.	8,365	$313,269
United Natural Foods, Inc.*	1,875	122,063
Andersons, Inc.	1,560	80,465
Total Food Distributors		515,797

Total Common Stocks
(Cost $11,860,389)		18,866,570

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.2%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$163,400	163,400
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	55,688	55,688
Total Repurchase Agreements
(Cost $219,088)		219,088

SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	65,425	65,425
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	48,208	48,208
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	2,742	2,742
Total Securities Lending Collateral
(Cost $116,375)		116,375

Total Investments - 104.6%
(Cost $12,195,852)		$19,202,033
Other Assets & Liabilities, net - (4.6)%		(846,498)
Total Net Assets - 100.0%		$18,355,535

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $112,945 of securities loaned
(cost $11,860,389)	$18,866,570
Repurchase agreements, at value
(cost $335,463)	335,463
Total investments
(cost $12,195,852)	19,202,033
Receivables:
Securities sold	586,832
Dividends	39,659
Fund shares sold	23,276
Foreign taxes reclaim	346
Securities lending income	112
Total assets	19,852,258

Liabilities:
Payable for:
Fund shares redeemed	1,339,982
Upon return of securities loaned	116,375
Management fees	12,265
Transfer agent and administrative fees	3,607
Investor service fees	3,607
Portfolio accounting fees	1,443
Miscellaneous	19,444
Total liabilities	1,496,723
Net assets	$18,355,535

Net assets consist of:
Paid in capital	$10,578,196
Undistributed net investment income	171,062
Accumulated net realized gain on investments	600,096
Net unrealized appreciation on investments	7,006,181
Net assets	$18,355,535
Capital shares outstanding	302,449
Net asset value per share	$60.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,436)	$171,943
Income from securities lending, net	433
Interest	4
Total investment income	172,380

Expenses:
Management fees	64,235
Transfer agent and administrative fees	18,893
Investor service fees	18,893
Portfolio accounting fees	7,557
Professional fees	12,427
Custodian fees	884
Trustees' fees*	771
Line of credit interest expense	12
Miscellaneous	1,533
Total expenses	125,205
Net investment income	47,175

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	640,159
Net realized gain	640,159
Net change in unrealized appreciation (depreciation) on:
Investments	259,876
Net change in unrealized appreciation (depreciation)	259,876
Net realized and unrealized gain	900,035
Net increase in net assets resulting from operations	$947,210

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,175	$123,887
Net realized gain on investments	640,159	2,673,527
Net change in unrealized appreciation (depreciation) on investments	259,876	1,185,365
Net increase in net assets resulting from operations	947,210	3,982,779

Distributions to shareholders from:
Net investment income	—	(200,161)
Total distributions to shareholders	—	(200,161)

Capital share transactions:
Proceeds from sale of shares	17,151,339	71,829,690
Distributions reinvested	—	200,161
Cost of shares redeemed	(15,191,341)	(75,968,634)
Net increase (decrease) from capital share transactions	1,959,998	(3,938,783)
Net increase (decrease) in net assets	2,907,208	(156,165)

Net assets:
Beginning of period	15,448,327	15,604,492
End of period	$18,355,535	$15,448,327
Undistributed net investment income at end of period	$171,062	$123,887

Capital share activity:
Shares sold	295,407	1,372,479
Shares issued from reinvestment of distributions	—	3,581
Shares redeemed	(264,249)	(1,451,404)
Net increase (decrease) in shares	31,158	(75,344)

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$56.94	$45.02	$41.82	$37.33	$32.25	$27.51
Income (loss) from investment operations:
Net investment income (loss)b	.18	.38	.46	.41	.60	.41
Net gain (loss) on investments (realized and unrealized)	3.57	12.31	3.33	4.70	4.96	4.85
Total from investment operations	3.75	12.69	3.79	5.11	5.56	5.26
Less distributions from:
Net investment income	—	(.77)	(.59)	(.62)	(.48)	(.52)
Total distributions	—	(.77)	(.59)	(.62)	(.48)	(.52)
Net asset value, end of period	$60.69	$56.94	$45.02	$41.82	$37.33	$32.25

Total Returnc	6.59%	28.25%	9.05%	13.76%	17.28%	19.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,356	$15,448	$15,604	$23,092	$15,259	$21,252
Ratios to average net assets:
Net investment income (loss)	0.62%	0.72%	1.06%	1.02%	1.76%	1.43%
Total expenses	1.66%	1.64%	1.67%	1.69%	1.65%	1.66%
Portfolio turnover rate	90%	438%	636%	368%	442%	259%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	June 30, 2014

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.6%
Texas Instruments, Inc.	4.7%
Micron Technology, Inc.	4.0%
Applied Materials, Inc.	3.5%
Broadcom Corp. — Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.7%
Analog Devices, Inc.	2.7%
Xilinx, Inc.	2.4%
KLA-Tencor Corp.	2.4%
Lam Research Corp.	2.2%
Top Ten Total	36.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
ELECTRONICS FUND
	Shares	Value

COMMON STOCKS† - 99.5%

SEMICONDUCTORS - 83.8%
Intel Corp.	29,275	$904,597
Texas Instruments, Inc.	10,387	496,394
Micron Technology, Inc.*	12,921	425,746
Broadcom Corp. — Class A	8,452	313,738
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,212	282,605
Analog Devices, Inc.	5,226	282,570
Xilinx, Inc.	5,292	250,365
Altera Corp.	6,664	231,641
Linear Technology Corp.	4,919	231,537
Avago Technologies Ltd.	3,132	225,723
NXP Semiconductor N.V.*	3,374	223,291
NVIDIA Corp.	11,732	217,511
Microchip Technology, Inc.	4,435	216,472
Maxim Integrated Products, Inc.	6,228	210,569
Skyworks Solutions, Inc.	4,418	207,469
First Solar, Inc.*	2,747	195,202
Freescale Semiconductor Ltd.*	7,830	184,005
Canadian Solar, Inc.*	5,826	182,121
Cree, Inc.*	3,525	176,074
SunPower Corp. — Class A*	4,258	174,493
ARM Holdings plc ADR	3,428	155,083
Marvell Technology Group Ltd.	10,434	149,519
JinkoSolar Holding Company Ltd. ADR*	4,907	148,044
Trina Solar Ltd. ADR*,1	11,257	144,427
ON Semiconductor Corp.*	15,379	140,564
Atmel Corp.*	14,872	139,351
Yingli Green Energy Holding Company Ltd. ADR*,1	35,077	131,188
Synaptics, Inc.*	1,433	129,887
JA Solar Holdings Company Ltd. ADR*	11,727	127,355
Mellanox Technologies Ltd.*	3,317	115,631
RF Micro Devices, Inc.*	11,905	114,169
TriQuint Semiconductor, Inc.*	7,126	112,662
Microsemi Corp.*	4,167	111,509
Cavium, Inc.*	2,223	110,394
Integrated Device Technology, Inc.*	7,073	109,349
Hittite Microwave Corp.	1,380	107,571
Silicon Laboratories, Inc.*	2,100	103,425
International Rectifier Corp.*	3,490	97,371
Fairchild Semiconductor International, Inc. — Class A*	6,240	97,344
Intersil Corp. — Class A	6,412	95,859
Power Integrations, Inc.	1,577	90,741
Cypress Semiconductor Corp.	8,307	90,629
Rambus, Inc.*	6,326	90,462
Semtech Corp.*	3,444	90,061
Monolithic Power Systems, Inc.	2,120	89,782
Cirrus Logic, Inc.*	3,630	82,546
Spansion, Inc. — Class A*	3,680	77,538
OmniVision Technologies, Inc.*	3,409	74,930
Ambarella, Inc.*,1	2,270	70,779
Total Semiconductors		8,830,293

SEMICONDUCTOR EQUIPMENT - 15.7%
Applied Materials, Inc.	16,416	370,180
KLA-Tencor Corp.	3,431	249,228
Lam Research Corp.	3,445	232,813
ASML Holding N.V.	1,568	146,247
SunEdison, Inc.*	6,371	143,985
Teradyne, Inc.	6,999	137,180
GT Advanced Technologies, Inc.*	6,086	113,200
Amkor Technology, Inc.*	9,870	110,347
Veeco Instruments, Inc.*	2,442	90,989
Advanced Energy Industries, Inc.*	3,254	62,640
Total Semiconductor Equipment		1,656,809

Total Common Stocks
(Cost $7,811,657)		10,487,102

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$52,162	52,162
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	17,778	17,778
Total Repurchase Agreements
(Cost $69,940)		69,940

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
ELECTRONICS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$104,469	$104,469
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	76,977	76,977
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	4,379	4,379
Total Securities Lending Collateral
(Cost $185,825)		185,825

Total Investments - 102.0%
(Cost $8,067,422)		$10,742,867
Other Assets & Liabilities, net - (2.0)%		(209,914)
Total Net Assets - 100.0%		$10,532,953

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $178,157 of securities loaned
(cost $7,811,657)	$10,487,102
Repurchase agreements, at value
(cost $255,765)	255,765
Total investments
(cost $8,067,422)	10,742,867
Cash	801
Receivables:
Fund shares sold	318,284
Securities sold	65,795
Dividends	2,121
Securities lending income	292
Total assets	11,130,160

Liabilities:
Payable for:
Fund shares redeemed	283,128
Upon return of securities loaned	185,825
Securities purchased	111,425
Management fees	5,926
Transfer agent and administrative fees	1,743
Investor service fees	1,743
Portfolio accounting fees	697
Miscellaneous	6,720
Total liabilities	597,207
Net assets	$10,532,953

Net assets consist of:
Paid in capital	$11,271,843
Accumulated net investment loss	(9,811)
Accumulated net realized loss on investments	(3,404,524)
Net unrealized appreciation on investments	2,675,445
Net assets	$10,532,953
Capital shares outstanding	229,572
Net asset value per share	$45.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $408)	$36,634
Income from securities lending, net	3,518
Interest	2
Total investment income	40,154

Expenses:
Management fees	25,626
Transfer agent and administrative fees	7,537
Investor service fees	7,537
Portfolio accounting fees	3,015
Professional fees	2,572
Custodian fees	353
Trustees' fees*	193
Line of credit interest expense	18
Miscellaneous	3,222
Total expenses	50,073
Net investment loss	(9,919)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(364,886)
Net realized loss	(364,886)
Net change in unrealized appreciation (depreciation) on:
Investments	1,144,890
Net change in unrealized appreciation (depreciation)	1,144,890
Net realized and unrealized gain	780,004
Net increase in net assets resulting from operations	$770,085

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(9,919)	$524
Net realized gain (loss) on investments	(364,886)	875,640
Net change in unrealized appreciation (depreciation) on investments	1,144,890	135,208
Net increase in net assets resulting from operations	770,085	1,011,372

Distributions to shareholders from:
Net investment income	—	(7,978)
Total distributions to shareholders	—	(7,978)

Capital share transactions:
Proceeds from sale of shares	20,005,366	24,329,919
Distributions reinvested	—	7,978
Cost of shares redeemed	(13,503,118)	(25,940,355)
Net increase (decrease) from capital share transactions	6,502,248	(1,602,458)
Net increase (decrease) in net assets	7,272,333	(599,064)

Net assets:
Beginning of period	3,260,620	3,859,684
End of period	$10,532,953	$3,260,620
Accumulated net investment loss/Undistributed net investment income at end of period	$(9,811)	$108

Capital share activity:
Shares sold	471,208	724,354 *
Shares issued from reinvestment of distributions	—	220 *
Shares redeemed	(325,658)	(774,647)*
Net increase in shares	145,550	50,073 *

*	Capital share activity for the period presented through April 5, 2013 has been restated to reflect a 1:10 reverse share split effective April 5, 2013.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended June 30, 2014a	Year Ended December 31, 2013e	Year Ended December 31, 2012e	Year Ended December 31, 2011e	Year Ended December 31, 2010e	Year Ended December 31, 2009e
Per Share Data
Net asset value, beginning of period	$38.81	$28.78	$28.52	$94.34	$117.22	$68.21
Income (loss) from investment operations:
Net investment income (loss)b	(.07)	—	c	.06	(.58)	(.51)	(.20)
Net gain (loss) on investments (realized and unrealized)	7.14	10.12	.20	(11.64)	9.27	49.21
Total from investment operations	7.07	10.12	.26	(12.22)	8.76	49.01
Less distributions from:
Net investment income	—	(.09)	—	—	—	—
Net realized gains	—	—	—	(53.60)	(31.64)	—
Total distributions	—	(.09)	—	(53.60)	(31.64)	—
Net asset value, end of period	$45.88	$38.81	$28.78	$28.52	$94.34	$117.22

Total Returnd	18.25%	35.05%	1.05%	(16.49%)	9.55%	71.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,533	$3,261	$3,860	$3,053	$9,238	$25,029
Ratios to average net assets:
Net investment income (loss)	(0.33%)	0.02%	0.19%	(0.68%)	(0.46%)	(0.19%)
Total expenses	1.66%	1.64%	1.67%	1.72%	1.64%	1.64%
Portfolio turnover rate	208%	745%	910%	859%	958%	445%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Net investment income (loss) is less than $0.01 per share.
d	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
e	Reverse share split — Per share amounts for the periods presented through April 5, 2013 have been restated to reflect a 1:10 reverse share split effective April 5, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	June 30, 2014

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	4.7%
Chevron Corp.	4.0%
Schlumberger Ltd.	3.2%
ConocoPhillips	2.6%
Occidental Petroleum Corp.	2.2%
EOG Resources, Inc.	2.0%
Halliburton Co.	2.0%
Anadarko Petroleum Corp.	1.9%
Williams Companies, Inc.	1.7%
Phillips 66	1.6%
Top Ten Total	25.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
ENERGY FUND
	Shares	Value

COMMON STOCKS† - 99.6%

OIL & GAS EXPLORATION & PRODUCTION - 40.7%
ConocoPhillips	11,251	$964,547
EOG Resources, Inc.	6,466	755,616
Anadarko Petroleum Corp.	6,333	693,274
Apache Corp.	5,847	588,325
Pioneer Natural Resources Co.	2,339	537,526
Devon Energy Corp.	6,730	534,362
Continental Resources, Inc.*	3,254	514,262
Noble Energy, Inc.	6,380	494,195
Marathon Oil Corp.	12,144	484,788
Chesapeake Energy Corp.	13,661	424,584
Antero Resources Corp.*	6,010	394,436
Concho Resources, Inc.*	2,624	379,168
Equities Corp.	3,516	375,860
Southwestern Energy Co.*	8,128	369,743
Range Resources Corp.	4,001	347,887
Cabot Oil & Gas Corp.	10,052	343,175
Cimarex Energy Co.	2,344	336,270
Murphy Oil Corp.	4,893	325,287
Encana Corp.	12,488	296,090
Whiting Petroleum Corp.*	3,606	289,382
Canadian Natural Resources Ltd.	6,064	278,398
Cobalt International Energy, Inc.*	13,810	253,414
Denbury Resources, Inc.	13,046	240,829
Newfield Exploration Co.*	5,445	240,669
QEP Resources, Inc.	6,944	239,568
Energen Corp.	2,660	236,421
SM Energy Co.	2,704	227,406
Oasis Petroleum, Inc.*	4,064	227,137
Energy XXI Bermuda Ltd.	9,490	224,249
Gulfport Energy Corp.*	3,390	212,892
WPX Energy, Inc.*	8,791	210,193
Athlon Energy, Inc.*	4,250	202,725
Laredo Petroleum, Inc.*	6,540	202,609
CNOOC Ltd. ADR	1,120	200,805
Ultra Petroleum Corp.*	6,761	200,734
Diamondback Energy, Inc.*	2,260	200,688
LinnCo LLC	6,140	192,121
Kodiak Oil & Gas Corp.*	12,921	188,001
Talisman Energy, Inc.	17,468	185,161
Rosetta Resources, Inc.*	3,180	174,423
Carrizo Oil & Gas, Inc.*	2,480	171,765
SandRidge Energy, Inc.*,1	22,869	163,513
Stone Energy Corp.*	3,240	151,600
Matador Resources Co.*	4,810	140,837
Bonanza Creek Energy, Inc.*	2,420	138,400
PDC Energy, Inc.*	2,140	135,141
Comstock Resources, Inc.	3,860	111,322
Magnum Hunter Resources Corp.*	13,060	107,092
Bill Barrett Corp.*	3,960	106,049
Penn Virginia Corp.*	6,140	104,073
Goodrich Petroleum Corp.*,1	3,620	99,912
Total Oil & Gas Exploration & Production		15,216,924

OIL & GAS EQUIPMENT & SERVICES - 18.0%
Schlumberger Ltd.	10,224	1,205,920
Halliburton Co.	10,401	738,574
National Oilwell Varco, Inc.	6,898	568,049
Baker Hughes, Inc.	7,268	541,102
FMC Technologies, Inc.*	5,822	355,550
Cameron International Corp.*	5,179	350,670
Weatherford International plc*	14,337	329,751
Oceaneering International, Inc.	3,498	273,299
Core Laboratories N.V.	1,568	261,950
Superior Energy Services, Inc.	6,175	223,165
Tenaris S.A. ADR	4,456	210,100
Dresser-Rand Group, Inc.*	3,230	205,848
Dril-Quip, Inc.*	1,840	201,002
CARBO Ceramics, Inc.	1,180	181,862
Oil States International, Inc.*	2,673	171,313
Exterran Holdings, Inc.	3,640	163,764
Bristow Group, Inc.	1,990	160,434
Helix Energy Solutions Group, Inc.*	5,980	157,334
Tidewater, Inc.	2,800	157,220
Hornbeck Offshore Services, Inc.*	2,630	123,400
McDermott International, Inc.*,1	14,875	120,339
Total Oil & Gas Equipment & Services		6,700,646

INTEGRATED OIL & GAS - 16.3%
Exxon Mobil Corp.	17,501	1,762,000
Chevron Corp.	11,353	1,482,134
Occidental Petroleum Corp.	8,138	835,203
Hess Corp.	5,304	524,513
BP plc ADR	6,915	364,766
Petroleo Brasileiro S.A. ADR	24,774	362,444
Royal Dutch Shell plc ADR	3,578	294,720
Suncor Energy, Inc.	6,450	274,964
YPF S.A. ADR	6,040	197,387
Total Integrated Oil & Gas		6,098,131

OIL & GAS STORAGE & TRANSPORTATION - 8.5%
Williams Companies, Inc.	11,186	651,137
Kinder Morgan, Inc.	14,631	530,520
Spectra Energy Corp.	11,824	502,284
Cheniere Energy, Inc.*	5,569	399,297
ONEOK, Inc.	5,240	356,739
Kinder Morgan Management LLC*	3,806	300,392
Targa Resources Corp.	1,740	242,852
Enbridge, Inc.	4,170	197,950
Total Oil & Gas Storage & Transportation		3,181,171

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
ENERGY FUND
	Shares	Value

OIL & GAS DRILLING - 7.7%
Transocean Ltd. 1	8,304	$373,929
Ensco plc — Class A	6,499	361,149
Nabors Industries Ltd.	12,292	361,016
Helmerich & Payne, Inc.	2,874	333,700
Noble Corporation plc	9,864	331,036
Seadrill Ltd.	7,170	286,442
Diamond Offshore Drilling, Inc. 1	5,015	248,894
Patterson-UTI Energy, Inc.	6,029	210,653
Rowan Companies plc — Class A	5,750	183,598
Atwood Oceanics, Inc.*	3,270	171,610
Total Oil & Gas Drilling		2,862,027

OIL & GAS REFINING & MARKETING - 6.5%
Phillips 66	7,636	614,163
Valero Energy Corp.	9,207	461,271
Marathon Petroleum Corp.	5,334	416,425
HollyFrontier Corp.	5,969	260,786
Tesoro Corp.	4,382	257,092
Western Refining, Inc.	4,160	156,208
PBF Energy, Inc. — Class A	5,240	139,646
Delek US Holdings, Inc.	4,100	115,743
Total Oil & Gas Refining & Marketing		2,421,334

COAL & CONSUMABLE FUELS - 1.9%
CONSOL Energy, Inc.	6,616	304,800
Cameco Corp.	10,630	208,454
Peabody Energy Corp.	11,907	194,679
Total Coal & Consumable Fuels		707,933

Total Common Stocks
(Cost $22,606,930)		37,188,166

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$81,422	81,422
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	27,750	27,750
Total Repurchase Agreements
(Cost $109,172)		109,172

SECURITIES LENDING COLLATERAL††,3 - 2.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	431,495	431,495
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	317,944	317,944
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	18,086	18,086
Total Securities Lending Collateral
(Cost $767,525)		767,525

Total Investments - 102.0%
(Cost $23,483,627)		$38,064,863
Other Assets & Liabilities, net - (2.0)%		(755,992)
Total Net Assets - 100.0%		$37,308,871

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $750,170 of securities loaned
(cost $22,606,930)	$37,188,166
Repurchase agreements, at value
(cost $876,697)	876,697
Total investments
(cost $23,483,627)	38,064,863
Cash	2,211
Receivables:
Securities sold	273,776
Dividends	16,362
Fund shares sold	7,321
Securities lending income	1,089
Total assets	38,365,622

Liabilities:
Payable for:
Upon return of securities loaned	767,525
Fund shares redeemed	215,997
Management fees	24,402
Transfer agent and administrative fees	7,177
Investor service fees	7,177
Portfolio accounting fees	2,871
Miscellaneous	31,602
Total liabilities	1,056,751
Net assets	$37,308,871

Net assets consist of:
Paid in capital	$21,053,835
Undistributed net investment income	78,936
Accumulated net realized gain on investments	1,594,864
Net unrealized appreciation on investments	14,581,236
Net assets	$37,308,871
Capital shares outstanding	1,046,702
Net asset value per share	$35.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $3,828)	$251,165
Income from securities lending, net	4,941
Interest	8
Total investment income	256,114

Expenses:
Management fees	112,162
Transfer agent and administrative fees	32,989
Investor service fees	32,989
Portfolio accounting fees	13,195
Professional fees	16,478
Custodian fees	1,544
Trustees' fees*	1,080
Line of credit interest expense	13
Miscellaneous	8,275
Total expenses	218,725
Net investment income	37,389

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	987,747
Net realized gain	987,747
Net change in unrealized appreciation (depreciation) on:
Investments	3,104,846
Net change in unrealized appreciation (depreciation)	3,104,846
Net realized and unrealized gain	4,092,593
Net increase in net assets resulting from operations	$4,129,982

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,389	$41,997
Net realized gain on investments	987,747	4,028,903
Net change in unrealized appreciation (depreciation) on investments	3,104,846	626,981
Net increase in net assets resulting from operations	4,129,982	4,697,881

Distributions to shareholders from:
Net investment income	—	(45,288)
Net realized gains	—	(322,147)
Total distributions to shareholders	—	(367,435)

Capital share transactions:
Proceeds from sale of shares	29,592,235	42,493,841
Distributions reinvested	—	367,435
Cost of shares redeemed	(18,326,369)	(47,175,094)
Net increase (decrease) from capital share transactions	11,265,866	(4,313,818)
Net increase in net assets	15,395,848	16,628

Net assets:
Beginning of period	21,913,023	21,896,395
End of period	$37,308,871	$21,913,023
Undistributed net investment income at end of period	$78,936	$41,547

Capital share activity:
Shares sold	900,023	1,485,631
Shares issued from reinvestment of distributions	—	11,988
Shares redeemed	(560,285)	(1,648,785)
Net increase (decrease) in shares	339,738	(151,166)

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$31.00	$25.52	$29.24	$31.24	$26.37	$20.49
Income (loss) from investment operations:
Net investment income (loss)b	.05	.05	.06	(.10)	(.05)	.11
Net gain (loss) on investments (realized and unrealized)	4.59	5.94	.54	(1.72)	5.06	7.73
Total from investment operations	4.64	5.99	.60	(1.82)	5.01	7.84
Less distributions from:
Net investment income	—	(.06)	—	—	(.14)	—
Net realized gains	—	(.45)	(4.32)	(.18)	—	(1.96)
Total distributions	—	(.51)	(4.32)	(.18)	(.14)	(1.96)
Net asset value, end of period	$35.64	$31.00	$25.52	$29.24	$31.24	$26.37

Total Returnc	15.00%	23.47%	2.40%	(5.85%)	19.05%	38.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,309	$21,913	$21,896	$29,085	$42,413	$39,353
Ratios to average net assets:
Net investment income (loss)	0.28%	0.18%	0.20%	(0.32%)	(0.20%)	0.48%
Total expenses	1.66%	1.64%	1.67%	1.71%	1.65%	1.65%
Portfolio turnover rate	59%	190%	155%	197%	224%	206%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

FUND PROFILE (Unaudited)	June 30, 2014

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	11.1%
Halliburton Co.	6.8%
National Oilwell Varco, Inc.	5.2%
Baker Hughes, Inc.	5.0%
FMC Technologies, Inc.	3.3%
Cameron International Corp.	3.2%
Transocean Ltd.	3.1%
Helmerich & Payne, Inc.	3.0%
Ensco plc — Class A	3.0%
Nabors Industries Ltd.	3.0%
Top Ten Total	46.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
ENERGY SERVICES FUND
	Shares	Value

COMMON STOCKS† - 99.4%

OIL & GAS EQUIPMENT & SERVICES - 70.6%
Schlumberger Ltd.	21,387	$2,522,597
Halliburton Co.	21,775	1,546,243
National Oilwell Varco, Inc.	14,380	1,184,193
Baker Hughes, Inc.	15,163	1,128,885
FMC Technologies, Inc.*	12,141	741,451
Cameron International Corp.*	10,799	731,200
Weatherford International plc*	26,416	607,568
Oceaneering International, Inc.	7,306	570,818
Superior Energy Services, Inc.	12,874	465,266
RPC, Inc.	18,710	439,498
Core Laboratories N.V.	2,606	435,358
Dresser-Rand Group, Inc.*	6,611	421,319
Dril-Quip, Inc.*	3,771	411,944
CARBO Ceramics, Inc.	2,415	372,200
Forum Energy Technologies, Inc.*	10,090	367,579
Oil States International, Inc.*	5,477	351,021
Exterran Holdings, Inc.	7,587	341,339
Helix Energy Solutions Group, Inc.*	12,479	328,322
Bristow Group, Inc.	4,065	327,720
Tenaris S.A. ADR	6,925	326,514
Tidewater, Inc.	5,736	322,076
McDermott International, Inc.*,1	33,771	273,207
C&J Energy Services, Inc.*	8,055	272,098
Hornbeck Offshore Services, Inc.*	5,376	252,242
SEACOR Holdings, Inc.*	2,989	245,845
Key Energy Services, Inc.*	26,356	240,894
Basic Energy Services, Inc.*	7,830	228,793
Gulfmark Offshore, Inc. — Class A	4,550	205,569
Newpark Resources, Inc.*	16,350	203,721
Geospace Technologies Corp.*	2,925	161,109
Total Oil & Gas Equipment & Services		16,026,589

OIL & GAS DRILLING - 28.8%
Transocean Ltd.	15,770	710,124
Helmerich & Payne, Inc.	5,877	682,378
Ensco plc — Class A	12,192	677,509
Nabors Industries Ltd.	22,884	672,103
Noble Corporation plc	18,256	612,671
Seadrill Ltd.	12,648	505,288
Diamond Offshore Drilling, Inc. 1	10,097	501,114
Patterson-UTI Energy, Inc.	12,575	439,371
Rowan Companies plc — Class A	11,984	382,649
Unit Corp.*	5,165	355,507
Atwood Oceanics, Inc.*	6,692	351,196
Precision Drilling Corp.	20,810	294,670
Pioneer Energy Services Corp.*	11,920	209,077
Hercules Offshore, Inc.*	35,414	142,364
Total Oil & Gas Drilling		6,536,021

Total Common Stocks
(Cost $12,199,396)		22,562,610

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.9%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$144,354	144,354
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	49,197	49,197
Total Repurchase Agreements
(Cost $193,551)		193,551

SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	353,954	353,954
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	260,809	260,809
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	14,837	14,837
Total Securities Lending Collateral
(Cost $629,600)		629,600

Total Investments - 103.1%
(Cost $13,022,547)		$23,385,761
Other Assets & Liabilities, net - (3.1)%		(706,895)
Total Net Assets - 100.0%		$22,678,866

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $616,480 of securities loaned
(cost $12,199,396)	$22,562,610
Repurchase agreements, at value
(cost $823,151)	823,151
Total investments
(cost $13,022,547)	23,385,761
Cash	653
Receivables:
Fund shares sold	442,559
Dividends	7,887
Securities lending income	1,566
Total assets	23,838,426

Liabilities:
Payable for:
Upon return of securities loaned	629,600
Securities purchased	461,141
Fund shares redeemed	25,369
Management fees	13,879
Transfer agent and administrative fees	4,082
Investor service fees	4,082
Portfolio accounting fees	1,633
Miscellaneous	19,774
Total liabilities	1,159,560
Net assets	$22,678,866

Net assets consist of:
Paid in capital	$11,175,691
Undistributed net investment income	10,957
Accumulated net realized gain on investments	1,129,004
Net unrealized appreciation on investments	10,363,214
Net assets	$22,678,866
Capital shares outstanding	889,233
Net asset value per share	$25.50

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $469)	$140,304
Income from securities lending, net	7,014
Interest	5
Total investment income	147,323

Expenses:
Management fees	69,161
Transfer agent and administrative fees	20,341
Investor service fees	20,341
Portfolio accounting fees	8,137
Professional fees	11,068
Custodian fees	952
Trustees' fees*	721
Line of credit interest expense	67
Miscellaneous	4,132
Total expenses	134,920
Net investment income	12,403

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,100,728
Net realized gain	1,100,728
Net change in unrealized appreciation (depreciation) on:
Investments	1,444,110
Net change in unrealized appreciation (depreciation)	1,444,110
Net realized and unrealized gain	2,544,838
Net increase in net assets resulting from operations	$2,557,241

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,403	$(64,540)
Net realized gain on investments	1,100,728	2,331,460
Net change in unrealized appreciation (depreciation) on investments	1,444,110	753,906
Net increase in net assets resulting from operations	2,557,241	3,020,826

Distributions To Shareholders From:
Net realized gains	—	(611,941)
Total distributions to shareholders	—	(611,941)

Capital Share Transactions:
Proceeds from sale of shares	19,568,029	41,715,003
Distributions reinvested	—	611,941
Cost of shares redeemed	(15,547,886)	(42,860,631)
Net increase (decrease) from capital share transactions	4,020,143	(533,687)
Net increase in net assets	6,577,384	1,875,198

Net assets:
Beginning of period	16,101,482	14,226,284
End of period	$22,678,866	$16,101,482
Undistributed net investment income/Accumulated net investment loss at end of period	$10,957	$(1,446)

Capital share activity:
Shares sold	850,829	1,972,955
Shares issued from reinvestment of distributions	—	27,392
Shares redeemed	(692,114)	(2,038,728)
Net increase (decrease) in shares	158,715	(38,381)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$22.04	$18.50	$22.23	$27.68	$21.96	$14.18
Income (loss) from investment operations:
Net investment income (loss)b	.02	(.09)	(.07)	(.20)	(.15)	(.06)
Net gain (loss) on investments (realized and unrealized)	3.44	4.52	.04	(2.18)	5.87	8.89
Total from investment operations	3.46	4.43	(.03)	(2.38)	5.72	8.83
Less distributions from:
Net realized gains	—	(.89)	(3.70)	(3.07)	—	(1.05)
Total distributions	—	(.89)	(3.70)	(3.07)	—	(1.05)
Net asset value, end of period	$25.50	$22.04	$18.50	$22.23	$27.68	$21.96

Total Returnc	15.70%	23.89%	0.40%	(9.29%)	26.05%	62.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,679	$16,101	$14,226	$20,627	$41,470	$41,500
Ratios to average net assets:
Net investment income (loss)	0.15%	(0.42%)	(0.31%)	(0.71%)	(0.66%)	(0.30%)
Total expenses	1.66%	1.64%	1.67%	1.72%	1.65%	1.65%
Portfolio turnover rate	88%	261%	240%	199%	307%	247%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.6%
Wells Fargo & Co.	2.5%
JPMorgan Chase & Co.	2.2%
Bank of America Corp.	1.9%
Citigroup, Inc.	1.8%
American Express Co.	1.5%
American International Group, Inc.	1.3%
Goldman Sachs Group, Inc.	1.3%
U.S. Bancorp	1.3%
Morgan Stanley	1.2%
Top Ten Total	17.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
FINANCIAL SERVICES FUND
	Shares	Value

COMMON STOCKS† - 99.3%

DIVERSIFIED BANKS - 13.9%
Wells Fargo & Co.	7,679	$403,607
JPMorgan Chase & Co.	6,201	357,301
Bank of America Corp.	19,871	305,417
Citigroup, Inc.	6,034	284,201
U.S. Bancorp	4,943	214,131
Itau Unibanco Holding S.A. ADR	7,390	106,273
Banco Bradesco S.A. ADR	6,178	89,705
ICICI Bank Ltd. ADR	1,741	86,876
Credicorp Ltd.	550	85,509
HSBC Holdings plc ADR	1,603	81,432
HDFC Bank Ltd. ADR	1,710	80,062
Comerica, Inc.	1,450	72,732
Barclays plc ADR	4,750	69,398
Total Diversified Banks		2,236,644

ASSET MANAGEMENT & CUSTODY BANKS - 9.5%
BlackRock, Inc. — Class A	576	184,090
Bank of New York Mellon Corp.	4,325	162,101
Franklin Resources, Inc.	2,546	147,261
State Street Corp.	1,935	130,148
Ameriprise Financial, Inc.	981	117,720
T. Rowe Price Group, Inc.	1,359	114,713
Invesco Ltd.	2,573	97,131
Northern Trust Corp.	1,483	95,223
Affiliated Managers Group, Inc.*	410	84,214
Legg Mason, Inc.	1,170	60,033
Waddell & Reed Financial, Inc. — Class A	910	56,957
Ares Capital Corp.	3,180	56,795
Eaton Vance Corp.	1,380	52,150
American Capital Ltd.*	3,220	49,234
Prospect Capital Corp.1	4,370	46,431
Janus Capital Group, Inc.	3,030	37,814
WisdomTree Investments, Inc.*	2,620	32,383
Total Asset Management & Custody Banks		1,524,398

REGIONAL BANKS - 8.4%
PNC Financial Services Group, Inc.	1,879	167,326
BB&T Corp.	3,287	129,606
SunTrust Banks, Inc.	2,771	111,006
Fifth Third Bancorp	4,804	102,565
M&T Bank Corp.	788	97,751
Regions Financial Corp.	8,669	92,065
KeyCorp	6,009	86,109
CIT Group, Inc.	1,585	72,530
Huntington Bancshares, Inc.	7,110	67,829
First Republic Bank	1,230	67,638
Signature Bank*	480	60,566
SVB Financial Group*	510	59,476
Zions Bancorporation	1,906	56,170
Cullen/Frost Bankers, Inc.	680	54,006
PacWest Bancorp	1,170	50,509
First Niagara Financial Group, Inc.	4,840	42,302
First Horizon National Corp.	3,370	39,968
Total Regional Banks		1,357,422

PROPERTY & CASUALTY INSURANCE - 7.1%
Travelers Companies, Inc.	1,453	136,683
Allstate Corp.	2,132	125,191
ACE Ltd.	1,104	114,485
Chubb Corp.	1,240	114,291
Progressive Corp.	3,691	93,604
XL Group plc — Class A	2,732	89,418
Assured Guaranty Ltd.	3,230	79,135
Arch Capital Group Ltd.*	1,330	76,395
Axis Capital Holdings Ltd.	1,700	75,276
Fidelity National Financial, Inc. — Class A	2,210	72,400
Cincinnati Financial Corp.	1,389	66,728
WR Berkley Corp.	1,290	59,740
MBIA, Inc.*	3,000	33,120
Total Property & Casualty Insurance		1,136,466

RETAIL REITs - 5.8%
Simon Property Group, Inc.	1,042	173,263
General Growth Properties, Inc.	4,673	110,095
Realty Income Corp.	1,711	76,003
Macerich Co.	1,122	74,894
Kimco Realty Corp.	3,248	74,639
Federal Realty Investment Trust	579	70,013
DDR Corp.	3,470	61,176
Regency Centers Corp.	1,000	55,680
Taubman Centers, Inc.	706	53,522
National Retail Properties, Inc.	1,400	52,066
Weingarten Realty Investors	1,490	48,932
Tanger Factory Outlet Centers, Inc.	1,250	43,713
CBL & Associates Properties, Inc.	2,300	43,700
Total Retail REITs		937,696

LIFE & HEALTH INSURANCE - 5.3%
MetLife, Inc.	3,464	192,461
Prudential Financial, Inc.	1,744	154,815
Aflac, Inc.	2,061	128,297
Principal Financial Group, Inc.	1,869	94,347
Lincoln National Corp.	1,744	89,711
Unum Group	2,066	71,814
Torchmark Corp.	800	65,536
CNO Financial Group, Inc.	2,750	48,950
Total Life & Health Insurance		845,931

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
FINANCIAL SERVICES FUND
	Shares	Value

INVESTMENT BANKING & BROKERAGE - 5.2%
Goldman Sachs Group, Inc.	1,279	$214,156
Morgan Stanley	6,001	194,012
Charles Schwab Corp.	5,425	146,095
TD Ameritrade Holding Corp.	3,263	102,295
Raymond James Financial, Inc.	1,290	65,442
E*TRADE Financial Corp.*	2,890	61,441
LPL Financial Holdings, Inc.	1,100	54,714
Total Investment Banking & Brokerage		838,155

SPECIALIZED REITs - 4.8%
American Tower Corp. — Class A	1,610	144,867
Public Storage	776	132,968
Crown Castle International Corp.	1,610	119,559
Weyerhaeuser Co.	3,316	109,726
Plum Creek Timber Company, Inc.	1,521	68,597
Extra Space Storage, Inc.	1,130	60,173
Gaming and Leisure Properties, Inc.	1,400	47,558
Corrections Corporation of America	1,424	46,778
Rayonier, Inc.	1,236	43,940
Total Specialized REITs		774,166

RESIDENTIAL REITs - 3.7%
Equity Residential	1,845	116,234
AvalonBay Communities, Inc.	738	104,936
Essex Property Trust, Inc.	457	84,504
UDR, Inc.	2,300	65,849
Camden Property Trust	845	60,122
Mid-America Apartment Communities, Inc.	790	57,710
Apartment Investment & Management Co. — Class A	1,640	52,923
American Campus Communities, Inc.	1,257	48,068
Total Residential REITs		590,346

CONSUMER FINANCE - 3.6%
American Express Co.	2,541	241,065
Capital One Financial Corp.	2,024	167,182
Discover Financial Services	2,096	129,910
SLM Corp.	5,332	44,309
Total Consumer Finance		582,466

SPECIALIZED FINANCE - 3.5%
CME Group, Inc. — Class A	1,660	117,778
McGraw Hill Financial, Inc.	1,380	114,581
Intercontinental Exchange, Inc.	596	112,584
Moody's Corp.	1,205	105,630
NASDAQ OMX Group, Inc.	1,636	63,182
CBOE Holdings, Inc.	1,000	49,210
Total Specialized Finance		562,965

MULTI-LINE INSURANCE - 3.3%
American International Group, Inc.	3,925	214,226
Loews Corp.	2,269	99,859
Hartford Financial Services Group, Inc.	2,694	96,472
Genworth Financial, Inc. — Class A*	4,081	71,009
Assurant, Inc.	790	51,785
Total Multi-Line Insurance		533,351

OFFICE REITs - 3.1%
Boston Properties, Inc.	882	104,234
SL Green Realty Corp.	712	77,900
Digital Realty Trust, Inc.	1,179	68,759
Alexandria Real Estate Equities, Inc.	740	57,454
Kilroy Realty Corp.	880	54,806
BioMed Realty Trust, Inc.	2,242	48,943
Highwoods Properties, Inc.	1,130	47,404
CommonWealth REIT	1,650	43,428
Total Office REITs		502,928

MULTI-SECTOR HOLDINGS - 3.1%
Berkshire Hathaway, Inc. — Class B*	3,348	423,723
Leucadia National Corp.	2,876	75,409
Total Multi-Sector Holdings		499,132

REINSURANCE - 2.8%
Everest Re Group Ltd.	558	89,553
RenaissanceRe Holdings Ltd.	780	83,460
PartnerRe Ltd.	750	81,908
Validus Holdings Ltd.	2,060	78,774
Alleghany Corp.*	150	65,718
Reinsurance Group of America, Inc. — Class A	720	56,808
Total Reinsurance		456,221

HEALTH CARE REITs - 2.6%
Health Care REIT, Inc.	1,678	105,160
Ventas, Inc.	1,640	105,124
HCP, Inc.	2,534	104,857
Senior Housing Properties Trust	2,216	53,827
Omega Healthcare Investors, Inc.	1,430	52,710
Total Health Care REITs		421,678

DIVERSIFIED REITs - 2.6%
Vornado Realty Trust	1,015	108,332
American Realty Capital Properties, Inc.	6,633	83,111
WP Carey, Inc.	960	61,824
Duke Realty Corp.	3,286	59,674
Liberty Property Trust	1,512	57,350
Spirit Realty Capital, Inc.	4,520	51,347
Total Diversified REITs		421,638

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
FINANCIAL SERVICES FUND
	Shares	Value

MORTGAGE REITs - 2.4%
Annaly Capital Management, Inc.	6,892	$78,776
American Capital Agency Corp.	2,938	68,779
Altisource Residential Corp.	2,540	66,116
NorthStar Realty Finance Corp.	3,596	62,498
Starwood Property Trust, Inc.	2,320	55,146
Two Harbors Investment Corp.	4,490	47,055
Total Mortgage REITs		378,370

INSURANCE BROKERS - 2.2%
Marsh & McLennan Companies, Inc.	2,511	130,120
Aon plc	1,224	110,270
Arthur J Gallagher & Co.	1,410	65,706
Brown & Brown, Inc.	1,650	50,672
Total Insurance Brokers		356,768

THRIFTS & MORTGAGE FINANCE - 1.9%
New York Community Bancorp, Inc.	4,035	64,479
Ocwen Financial Corp.*	1,480	54,908
Hudson City Bancorp, Inc.	5,573	54,783
People's United Financial, Inc.	3,482	52,822
MGIC Investment Corp.*	4,620	42,689
Radian Group, Inc.	2,700	39,987
Total Thrifts & Mortgage Finance		309,668

HOTEL & RESORT REITs - 1.4%
Host Hotels & Resorts, Inc.	4,455	98,054
RLJ Lodging Trust	1,660	47,957
LaSalle Hotel Properties	1,330	46,936
Sunstone Hotel Investors, Inc.	2,660	39,714
Total Hotel & Resort REITs		232,661

REAL ESTATE SERVICES - 1.2%
CBRE Group, Inc. — Class A*	2,530	81,062
Jones Lang LaSalle, Inc.	460	58,139
Realogy Holdings Corp.*	1,530	57,696
Total Real Estate Services		196,897

INDUSTRIAL REITs - 0.9%
Prologis, Inc.	2,661	109,341
DCT Industrial Trust, Inc.	4,859	39,892
Total Industrial REITs		149,233

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.5%
Voya Financial, Inc.	2,020	73,407

DIVERSIFIED CAPITAL MARKETS - 0.4%
Deutsche Bank AG	2,055	72,295

SPECIALTY CHEMICALS - 0.1%
Rayonier Advanced Materials, Inc.*	419	16,223

Total Common Stocks
(Cost $12,151,021)		16,007,125

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$12,691	12,691
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	9,352	9,352
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	532	532
Total Securities Lending Collateral
(Cost $22,575)		22,575

Total Investments - 99.4%
(Cost $12,173,596)		$16,029,700
Other Assets & Liabilities, net - 0.6%		96,243
Total Net Assets - 100.0%		$16,125,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $22,313 of securities loaned
(cost $12,151,021)	$16,007,125
Repurchase agreements, at value
(cost $22,575)	22,575
Total investments
(cost $12,173,596)	16,029,700
Receivables:
Securities sold	145,045
Fund shares sold	41,373
Dividends	29,239
Securities lending income	7
Total assets	16,245,364

Liabilities:
Overdraft due to custodian bank	58,114
Payable for:
Upon return of securities loaned	22,575
Management fees	10,505
Fund shares redeemed	5,720
Transfer agent and administrative fees	3,090
Investor service fees	3,090
Portfolio accounting fees	1,236
Miscellaneous	15,091
Total liabilities	119,421
Net assets	$16,125,943

Net assets consist of:
Paid in capital	$19,458,290
Undistributed net investment income	83,700
Accumulated net realized loss on investments	(7,272,151)
Net unrealized appreciation on investments	3,856,104
Net assets	$16,125,943
Capital shares outstanding	760,148
Net asset value per share	$21.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $535)	$134,817
Income from securities lending, net	7
Interest	7
Total investment income	134,831

Expenses:
Management fees	51,825
Transfer agent and administrative fees	15,242
Investor service fees	15,242
Portfolio accounting fees	6,097
Professional fees	8,168
Custodian fees	713
Trustees' fees*	537
Line of credit interest expense	8
Miscellaneous	3,343
Total expenses	101,175
Net investment income	33,656

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(58,892)
Net realized loss	(58,892)
Net change in unrealized appreciation (depreciation) on:
Investments	641,931
Net change in unrealized appreciation (depreciation)	641,931
Net realized and unrealized gain	583,039
Net increase in net assets resulting from operations	$616,695

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,656	$63,239
Net realized gain (loss) on investments	(58,892)	1,299,810
Net change in unrealized appreciation (depreciation) on investments	641,931	1,109,648
Net increase in net assets resulting from operations	616,695	2,472,697

Distributions to shareholders from:
Net investment income	—	(56,822)
Total distributions to shareholders	—	(56,822)

Capital share transactions:
Proceeds from sale of shares	17,225,297	43,353,290
Distributions reinvested	—	56,822
Cost of shares redeemed	(10,658,781)	(47,326,580)
Net increase (decrease) from capital share transactions	6,566,516	(3,916,468)
Net increase (decrease) in net assets	7,183,211	(1,500,593)

Net assets:
Beginning of period	8,942,732	10,443,325
End of period	$16,125,943	$8,942,732
Undistributed net investment income at end of period	$83,700	$50,044

Capital share activity:
Shares sold	841,702	2,401,275
Shares issued from reinvestment of distributions	—	2,920
Shares redeemed	(527,608)	(2,618,690)
Net increase (decrease) in shares	314,094	(214,495)

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$20.05	$15.81	$12.91	$15.19	$13.44	$11.41
Income (loss) from investment operations:
Net investment income (loss)b	.06	.10	.12	.04	.01	.06
Net gain (loss) on investments (realized and unrealized)	1.10	4.25	2.81	(2.31)	1.91	2.19
Total from investment operations	1.16	4.35	2.93	(2.27)	1.92	2.25
Less distributions from:
Net investment income	—	(.11)	(.03)	(.01)	(.17)	(.22)
Total distributions	—	(.11)	(.03)	(.01)	(.17)	(.22)
Net asset value, end of period	$21.21	$20.05	$15.81	$12.91	$15.19	$13.44

Total Returnc	5.79%	27.55%	22.68%	(14.92%)	14.36%	19.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,126	$8,943	$10,443	$5,469	$7,896	$17,163
Ratios to average net assets:
Net investment income (loss)	0.55%	0.55%	0.79%	0.26%	0.09%	0.54%
Total expenses	1.66%	1.64%	1.67%	1.71%	1.64%	1.64%
Portfolio turnover rate	89%	409%	396%	528%	617%	357%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	June 30, 2014

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.5%
Pfizer, Inc.	2.4%
Gilead Sciences, Inc.	2.3%
Merck & Company, Inc.	2.3%
AbbVie, Inc.	1.9%
Amgen, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%
UnitedHealth Group, Inc.	1.8%
Biogen Idec, Inc.	1.7%
Celgene Corp.	1.7%
Top Ten Total	21.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
HEALTH CARE FUND
	Shares	Value

COMMON STOCKS† - 99.6%

PHARMACEUTICALS - 30.8%
Johnson & Johnson	9,734	$1,018,372
Pfizer, Inc.	23,661	702,258
Merck & Company, Inc.	11,407	659,895
AbbVie, Inc.	10,086	569,254
Bristol-Myers Squibb Co.	11,017	534,435
Eli Lilly & Co.	8,083	502,520
Allergan, Inc.	2,511	424,911
Valeant Pharmaceuticals International, Inc.*	3,084	388,954
Actavis plc*	1,695	378,070
Teva Pharmaceutical Industries Ltd. ADR	5,966	312,738
Forest Laboratories, Inc.*	3,147	311,553
Perrigo Company plc	1,866	271,988
AstraZeneca plc ADR	3,559	264,469
Mylan, Inc.*	5,078	261,822
Endo International plc*	3,685	258,024
Shire plc ADR	1,030	242,555
Zoetis, Inc.	7,330	236,539
Novartis AG ADR	2,142	193,915
GlaxoSmithKline plc ADR	3,555	190,121
Jazz Pharmaceuticals plc*	1,204	177,000
Hospira, Inc.*	3,358	172,500
Salix Pharmaceuticals Ltd.*	1,384	170,716
Novo Nordisk A/S ADR	3,419	157,924
Questcor Pharmaceuticals, Inc.1	1,540	142,435
Mallinckrodt plc*,1	1,643	131,473
Theravance, Inc.*,1	3,900	116,142
Pacira Pharmaceuticals, Inc.*	1,220	112,069
Medicines Co.*	2,820	81,949
Auxilium Pharmaceuticals, Inc.*,1	2,820	56,569
Total Pharmaceuticals		9,041,170

BIOTECHNOLOGY - 21.2%
Gilead Sciences, Inc.*	8,083	670,161
Amgen, Inc.	4,726	559,416
Biogen Idec, Inc.*	1,619	510,486
Celgene Corp.*	5,858	503,085
Alexion Pharmaceuticals, Inc.*	2,025	316,406
Vertex Pharmaceuticals, Inc.*	3,321	314,432
Regeneron Pharmaceuticals, Inc.*	1,051	296,876
Incyte Corporation Ltd.*	3,290	185,688
Alkermes plc*	3,680	185,214
BioMarin Pharmaceutical, Inc.*	2,850	177,299
OPKO Health, Inc.*,1	18,636	164,742
Pharmacyclics, Inc.*	1,650	148,022
Medivation, Inc.*	1,869	144,063
Cubist Pharmaceuticals, Inc.*	1,932	134,892
Myriad Genetics, Inc.*,1	3,200	124,544
Seattle Genetics, Inc.*	3,250	124,313
Alnylam Pharmaceuticals, Inc.*	1,957	123,624
InterMune, Inc.*	2,780	122,737
Isis Pharmaceuticals, Inc.*	3,540	121,953
Intercept Pharmaceuticals, Inc.*	512	121,155
United Therapeutics Corp.*	1,300	115,037
MannKind Corp.*,1	10,140	111,439
Cepheid*	2,300	110,262
NPS Pharmaceuticals, Inc.*	3,300	109,065
ACADIA Pharmaceuticals, Inc.*	3,840	86,746
Puma Biotechnology, Inc.*	1,310	86,460
Exact Sciences Corp.*,1	4,390	74,762
PDL BioPharma, Inc.1	7,530	72,890
Keryx Biopharmaceuticals, Inc.*,1	4,700	72,286
Arena Pharmaceuticals, Inc.*,1	11,932	69,922
Celldex Therapeutics, Inc.*	4,210	68,707
Clovis Oncology, Inc.*	1,620	67,084
ARIAD Pharmaceuticals, Inc.*,1	10,001	63,706
Aegerion Pharmaceuticals, Inc.*	1,720	55,195
Total Biotechnology		6,212,669

HEALTH CARE EQUIPMENT - 16.4%
Medtronic, Inc.	7,511	478,902
Abbott Laboratories	9,843	402,579
Baxter International, Inc.	5,048	364,970
Stryker Corp.	3,942	332,389
Covidien plc	3,667	330,690
Becton Dickinson and Co.	2,368	280,134
St. Jude Medical, Inc.	3,880	268,690
Zimmer Holdings, Inc.	2,340	243,032
Intuitive Surgical, Inc.*	579	238,432
Boston Scientific Corp.*	16,366	208,994
CR Bard, Inc.	1,363	194,923
Edwards Lifesciences Corp.*	2,129	182,753
CareFusion Corp.*	4,080	180,948
Varian Medical Systems, Inc.*	2,090	173,763
Hologic, Inc.*	6,226	157,829
IDEXX Laboratories, Inc.*	1,156	154,407
ResMed, Inc.1	2,998	151,789
Sirona Dental Systems, Inc.*	1,600	131,936
Teleflex, Inc.	1,157	122,179
DexCom, Inc.	2,670	105,892
Thoratec Corp.*	2,410	84,013
Total Health Care Equipment		4,789,244

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
HEALTH CARE FUND
	Shares	Value

MANAGED HEALTH CARE - 7.4%
UnitedHealth Group, Inc.	6,502	$531,538
WellPoint, Inc.	2,996	322,400
Aetna, Inc.	3,890	315,401
Cigna Corp.	3,191	293,476
Humana, Inc.	2,057	262,720
Centene Corp.*	1,622	122,639
Health Net, Inc.*	2,627	109,126
WellCare Health Plans, Inc.*	1,400	104,524
Molina Healthcare, Inc.*	1,890	84,351
Total Managed Health Care		2,146,175

LIFE SCIENCES TOOLS & SERVICES - 6.5%
Thermo Fisher Scientific, Inc.	3,384	399,312
Illumina, Inc.*	1,599	285,485
Agilent Technologies, Inc.	4,426	254,229
Waters Corp.*	1,673	174,728
Mettler-Toledo International, Inc.*	644	163,048
Quintiles Transnational Holdings, Inc.*	2,930	156,140
PerkinElmer, Inc.	2,890	135,368
Covance, Inc.*	1,510	129,226
PAREXEL International Corp.*	1,917	101,294
Charles River Laboratories International, Inc.*	1,750	93,660
Total Life Sciences Tools & Services		1,892,490

HEALTH CARE SERVICES - 5.9%
Express Scripts Holding Co.*	6,089	422,149
DaVita HealthCare Partners, Inc.*	3,221	232,943
Catamaran Corp.*	4,054	179,025
Laboratory Corporation of America Holdings*	1,695	173,568
Quest Diagnostics, Inc.	2,884	169,262
Omnicare, Inc.	2,291	152,512
MEDNAX, Inc.*	2,420	140,723
Team Health Holdings, Inc.*	2,190	109,369
Air Methods Corp.*	1,650	85,223
Chemed Corp.	821	76,944
Total Health Care Services		1,741,718

HEALTH CARE DISTRIBUTORS - 4.1%
McKesson Corp.	2,076	386,572
Cardinal Health, Inc.	4,144	284,113
AmerisourceBergen Corp. — Class A	3,288	238,906
Henry Schein, Inc.*	1,572	186,549
Patterson Companies, Inc.	3,030	119,715
Total Health Care Distributors		1,215,855

HEALTH CARE FACILITIES - 3.6%
HCA Holdings, Inc.*	5,293	298,420
Universal Health Services, Inc. — Class B	1,916	183,477
Community Health Systems, Inc.*	3,047	138,242
Tenet Healthcare Corp.*	2,648	124,297
Brookdale Senior Living, Inc. — Class A*	3,610	120,357
VCA, Inc.*	2,920	102,463
LifePoint Hospitals, Inc.*	1,544	95,882
Total Health Care Facilities		1,063,138

HEALTH CARE TECHNOLOGY - 1.9%
Cerner Corp.*	4,722	243,560
athenahealth, Inc.*	1,020	127,633
Allscripts Healthcare Solutions, Inc.*	6,480	104,004
Medidata Solutions, Inc.*	2,180	93,326
Total Health Care Technology		568,523

HEALTH CARE SUPPLIES - 1.8%
DENTSPLY International, Inc.	3,192	151,141
Cooper Companies, Inc.	1,115	151,116
Align Technology, Inc.*	2,343	131,302
Alere, Inc.*	2,820	105,524
Total Health Care Supplies		539,083

Total Common Stocks
(Cost $16,472,992)		29,210,065

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$185,623	185,623
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	63,262	63,262
Total Repurchase Agreements
(Cost $248,885)		248,885

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
HEALTH CARE FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 3.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$531,924	$531,924
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	391,943	391,943
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	22,296	22,296
Total Securities Lending Collateral
(Cost $946,163)		946,163

Total Investments - 103.6%
(Cost $17,668,040)		$30,405,113
Other Assets & Liabilities, net - (3.6)%		(1,054,254)
Total Net Assets - 100.0%		$29,350,859

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $926,169 of securities loaned
(cost $16,472,992)	$29,210,065
Repurchase agreements, at value
(cost $1,195,048)	1,195,048
Total investments
(cost $17,668,040)	30,405,113
Receivables:
Securities sold	316,414
Dividends	18,458
Fund shares sold	3,666
Securities lending income	2,946
Total assets	30,746,597

Liabilities:
Payable for:
Upon return of securities loaned	946,163
Fund shares redeemed	382,049
Management fees	19,628
Transfer agent and administrative fees	5,773
Investor service fees	5,773
Portfolio accounting fees	2,309
Miscellaneous	34,043
Total liabilities	1,395,738
Net assets	$29,350,859

Net assets consist of:
Paid in capital	$19,171,374
Accumulated net investment loss	(77,892)
Accumulated net realized loss on investments	(2,479,696)
Net unrealized appreciation on investments	12,737,073
Net assets	$29,350,859
Capital shares outstanding	548,051
Net asset value per share	$53.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends	$164,690
Income from securities lending, net	15,312
Interest	7
Total investment income	180,009

Expenses:
Management fees	132,209
Transfer agent and administrative fees	38,885
Investor service fees	38,885
Portfolio accounting fees	15,554
Professional fees	17,347
Custodian fees	1,827
Trustees' fees*	1,254
Line of credit interest expense	80
Miscellaneous	11,860
Total expenses	257,901
Net investment loss	(77,892)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,348,789
Net realized gain	1,348,789
Net change in unrealized appreciation (depreciation) on:
Investments	988,566
Net change in unrealized appreciation (depreciation)	988,566
Net realized and unrealized gain	2,337,355
Net increase in net assets resulting from operations	$2,259,463

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(77,892)	$(79,508)
Net realized gain on investments	1,348,789	2,969,994
Net change in unrealized appreciation (depreciation) on investments	988,566	5,019,875
Net increase in net assets resulting from operations	2,259,463	7,910,361

Distributions to shareholders from:
Net investment income	—	(44,395)
Total distributions to shareholders	—	(44,395)

Capital share transactions:
Proceeds from sale of shares	28,571,064	62,242,398
Distributions reinvested	—	44,395
Cost of shares redeemed	(31,584,251)	(57,984,354)
Net increase (decrease) from capital share transactions	(3,013,187)	4,302,439
Net increase (decrease) in net assets	(753,724)	12,168,405

Net assets:
Beginning of period	30,104,583	17,936,178
End of period	$29,350,859	$30,104,583
Accumulated net investment loss at end of period	$(77,892)	$—

Capital share activity:
Shares sold	551,134	1,485,781
Shares issued from reinvestment of distributions	—	940
Shares redeemed	(618,643)	(1,390,442)
Net increase (decrease) in shares	(67,509)	96,279

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$48.91	$34.54	$29.49	$28.16	$26.45	$21.22
Income (loss) from investment operations:
Net investment income (loss)b	(.13)	(.14)	.08	(.11)	(.04)	.04
Net gain (loss) on investments (realized and unrealized)	4.77	14.59	4.97	1.44	1.83	5.19
Total from investment operations	4.64	14.45	5.05	1.33	1.79	5.23
Less distributions from:
Net investment income	—	(.08)	—	—	(.08)	—
Total distributions	—	(.08)	—	—	(.08)	—
Net asset value, end of period	$53.55	$48.91	$34.54	$29.49	$28.16	$26.45

Total Returnc	9.51%	41.81%	17.16%	4.69%	6.77%	24.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,351	$30,105	$17,936	$15,901	$11,328	$26,896
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.34%)	0.24%	(0.37%)	(0.15%)	0.17%
Total expenses	1.66%	1.63%	1.67%	1.70%	1.64%	1.67%
Portfolio turnover rate	90%	277%	350%	358%	455%	301%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Facebook, Inc. — Class A	4.5%
Amazon.com, Inc.	4.1%
QUALCOMM, Inc.	3.9%
Cisco Systems, Inc.	3.8%
Google, Inc. — Class C	3.4%
Google, Inc. — Class A	3.4%
eBay, Inc.	2.7%
Time Warner, Inc.	2.7%
Priceline Group, Inc.	2.6%
Baidu, Inc. ADR	2.0%
Top Ten Total	33.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INTERNET FUND
	Shares	Value

COMMON STOCKS† - 99.6%

INTERNET SOFTWARE & SERVICES - 49.5%
Facebook, Inc. — Class A*	5,218	$351,118
Google, Inc. — Class C*	468	269,231
Google, Inc. — Class A*	458	267,779
eBay, Inc.*	4,218	211,153
Baidu, Inc. ADR*	818	152,811
Yahoo!, Inc.*	4,321	151,797
Twitter, Inc.*	3,320	136,020
LinkedIn Corp. — Class A*	719	123,287
Qihoo 360 Technology Company Ltd. ADR*	1,089	100,232
SINA Corp.*	1,944	96,753
Yandex N.V. — Class A*	2,566	91,452
YY, Inc. ADR*	1,171	88,411
Akamai Technologies, Inc.*	1,441	87,987
Equinix, Inc.*	418	87,818
Youku Tudou, Inc. ADR*	3,542	84,512
58.com, Inc. ADR*	1,520	82,171
SouFun Holdings Ltd. ADR	8,380	82,040
MercadoLibre, Inc.	847	80,804
Bitauto Holdings Ltd. ADR*	1,570	76,459
NetEase, Inc. ADR	938	73,502
Zillow, Inc. — Class A*	484	69,178
Vistaprint N.V.*	1,700	68,782
Pandora Media, Inc.*	2,300	67,850
Sohu.com, Inc.*	1,173	67,670
Yelp, Inc. — Class A*	857	65,715
VeriSign, Inc.*	1,334	65,113
IAC/InterActiveCorp	923	63,899
CoStar Group, Inc.*	372	58,839
Rackspace Hosting, Inc.*	1,607	54,092
OpenTable, Inc.*	485	50,246
AOL, Inc.*	1,222	48,623
Shutterstock, Inc.*	560	46,469
Cornerstone OnDemand, Inc.*	963	44,317
Demandware, Inc.*	630	43,703
Dealertrack Technologies, Inc.*	942	42,710
j2 Global, Inc.	819	41,654
WebMD Health Corp. — Class A*	776	37,481
Trulia, Inc.*	790	37,430
Conversant, Inc.*	1,359	34,519
Gogo, Inc.*,1	1,736	33,956
Rocket Fuel, Inc.*,1	990	30,779
Web.com Group, Inc.*	1,010	29,159
ChannelAdvisor Corp.*	885	23,329
Angie's List, Inc.*	1,793	21,408
Liquidity Services, Inc.*	1,190	18,754
Total Internet Software & Services		3,861,012

COMMUNICATIONS EQUIPMENT - 19.9%
QUALCOMM, Inc.	3,811	301,830
Cisco Systems, Inc.	11,910	295,963
Motorola Solutions, Inc.	1,620	107,843
Juniper Networks, Inc.*	3,620	88,835
F5 Networks, Inc.*	682	76,002
Harris Corp.	980	74,235
Telefonaktiebolaget LM Ericsson ADR	5,858	70,765
Palo Alto Networks, Inc.*	830	69,596
ARRIS Group, Inc.*	1,748	56,862
Ubiquiti Networks, Inc.*	1,198	54,138
Brocade Communications Systems, Inc.	5,659	52,063
Riverbed Technology, Inc.*	2,325	47,965
JDS Uniphase Corp.*	3,725	46,451
ViaSat, Inc.*	743	43,064
Ciena Corp.*	1,799	38,966
Aruba Networks, Inc.*	2,053	35,969
Polycom, Inc.*	2,690	33,706
Finisar Corp.*	1,613	31,857
ADTRAN, Inc.	1,321	29,802
Total Communications Equipment		1,555,912

INTERNET RETAIL - 18.2%
Amazon.com, Inc.*	979	317,960
Priceline Group, Inc.*	169	203,307
Netflix, Inc.*	320	140,992
TripAdvisor, Inc.*	974	105,835
Vipshop Holdings Ltd. ADR*	496	93,119
Ctrip.com International Ltd. ADR*	1,442	92,346
Expedia, Inc.	1,098	86,478
E-Commerce China Dangdang, Inc. — Class A ADR*,1	6,160	82,421
Liberty Ventures*	848	62,582
zulily, Inc. — Class A*	1,520	62,244
Groupon, Inc. — Class A*	8,933	59,136
HomeAway, Inc.*	1,455	50,663
Shutterfly, Inc.*	811	34,922
RetailMeNot, Inc.*	1,224	32,571
Total Internet Retail		1,424,576

SYSTEMS SOFTWARE - 3.5%
Symantec Corp.	4,713	107,928
Red Hat, Inc.*	1,598	88,321
Check Point Software Technologies Ltd.*	1,159	77,688
Total Systems Software		273,937

MOVIES & ENTERTAINMENT - 2.7%
Time Warner, Inc.	2,972	208,783

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
INTERNET FUND
	Shares	Value

APPLICATION SOFTWARE - 2.2%
Intuit, Inc.	1,570	$126,432
TIBCO Software, Inc.*	2,321	46,815
Total Application Software		173,247

SEMICONDUCTORS - 1.5%
Broadcom Corp. — Class A	3,184	118,190

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
BlackBerry Ltd.*	9,090	93,082

INVESTMENT BANKING & BROKERAGE - 0.9%
E*TRADE Financial Corp.*	3,139	66,735

Total Common Stocks
(Cost $3,970,122)		7,775,474

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$41,620	41,620
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	14,184	14,184
Total Repurchase Agreements
(Cost $55,804)		55,804

SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	34,336	34,336
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	25,300	25,300
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	1,439	1,439
Total Securities Lending Collateral
(Cost $61,075)		61,075

Total Investments - 101.1%
(Cost $4,087,001)		$7,892,353
Other Assets & Liabilities, net - (1.1)%		(83,724)
Total Net Assets - 100.0%		$7,808,629

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $61,515 of securities loaned
(cost $3,970,122)	$7,775,474
Repurchase agreements, at value
(cost $116,879)	116,879
Total investments
(cost $4,087,001)	7,892,353
Receivables:
Fund shares sold	215,330
Securities sold	86,268
Dividends	893
Foreign taxes reclaim	265
Securities lending income	96
Total assets	8,195,205

Liabilities:
Payable for:
Securities purchased	280,892
Upon return of securities loaned	61,075
Fund shares redeemed	23,699
Management fees	5,040
Transfer agent and administrative fees	1,482
Investor service fees	1,482
Portfolio accounting fees	593
Miscellaneous	12,313
Total liabilities	386,576
Net assets	$7,808,629

Net assets consist of:
Paid in capital	$3,093,010
Accumulated net investment loss	(58,517)
Accumulated net realized gain on investments	968,784
Net unrealized appreciation on investments	3,805,352
Net assets	$7,808,629
Capital shares outstanding	357,862
Net asset value per share	$21.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $904)	$34,344
Income from securities lending, net	5,910
Interest	4
Total investment income	40,258

Expenses:
Management fees	54,031
Transfer agent and administrative fees	15,891
Investor service fees	15,891
Portfolio accounting fees	6,356
Professional fees	6,348
Custodian fees	743
Trustees' fees*	504
Line of credit interest expense	10
Miscellaneous	5,483
Total expenses	105,257
Net investment loss	(64,999)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,200,881
Net realized gain	1,200,881
Net change in unrealized appreciation (depreciation) on:
Investments	(1,444,499)
Net change in unrealized appreciation (depreciation)	(1,444,499)
Net realized and unrealized loss	(243,618)
Net decrease in net assets resulting from operations	$(308,617)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(64,999)	$(90,123)
Net realized gain on investments	1,200,881	668,206
Net change in unrealized appreciation (depreciation) on investments	(1,444,499)	2,810,267
Net increase (decrease) in net assets resulting from operations	(308,617)	3,388,350

Distributions to shareholders from:
Net realized gains	—	(272,581)
Total distributions to shareholders	—	(272,581)

Capital share transactions:
Proceeds from sale of shares	19,514,653	31,399,391
Distributions reinvested	—	272,581
Cost of shares redeemed	(27,014,275)	(25,440,930)
Net increase (decrease) from capital share transactions	(7,499,622)	6,231,042
Net increase (decrease) in net assets	(7,808,239)	9,346,811

Net assets:
Beginning of period	15,616,868	6,270,057
End of period	$7,808,629	$15,616,868
Accumulated net investment loss/Undistributed net investment income at end of period	$(58,517)	$6,482

Capital share activity:
Shares sold	906,591	1,712,921
Shares issued from reinvestment of distributions	—	13,704
Shares redeemed	(1,275,243)	(1,432,774)
Net increase (decrease) in shares	(368,652)	293,851

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$21.50	$14.49	$17.37	$19.71	$16.32	$9.84
Income (loss) from investment operations:
Net investment income (loss)b	(.11)	(.19)	(.22)	(.27)	(.19)	(.19)
Net gain (loss) on investments (realized and unrealized)	.43	7.59	3.14	(2.07)	3.58	6.67
Total from investment operations	.32	7.40	2.92	(2.34)	3.39	6.48
Less distributions from:
Net realized gains	—	(.39)	(5.80)	—	—	—
Total distributions	—	(.39)	(5.80)	—	—	—
Net asset value, end of period	$21.82	$21.50	$14.49	$17.37	$19.71	$16.32

Total Returnc	1.54%	51.23%	19.33%	(11.92%)	20.77%	65.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,809	$15,617	$6,270	$4,998	$16,786	$30,360
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(1.07%)	(1.18%)	(1.38%)	(1.15%)	(1.36%)
Total expenses	1.66%	1.63%	1.67%	1.71%	1.66%	1.64%
Portfolio turnover rate	146%	311%	274%	321%	401%	274%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	3.7%
Comcast Corp. — Class A	3.6%
Philip Morris International, Inc.	3.4%
McDonald's Corp.	3.0%
Altria Group, Inc.	2.8%
Twenty-First Century Fox, Inc. — Class A	2.7%
Las Vegas Sands Corp.	2.4%
Time Warner, Inc.	2.4%
Starbucks Corp.	2.3%
DIRECTV	2.0%
Top Ten Total	28.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
LEISURE FUND
	Shares	Value

COMMON STOCKS† - 99.5%

RESTAURANTS - 16.3%
McDonald's Corp.	2,647	$266,659
Starbucks Corp.	2,690	208,152
Yum! Brands, Inc.	1,992	161,750
Chipotle Mexican Grill, Inc. — Class A*	193	114,354
Burger King Worldwide, Inc.	3,130	85,199
Darden Restaurants, Inc.	1,376	63,668
Dunkin' Brands Group, Inc.	1,300	59,553
Panera Bread Co. — Class A*	364	54,538
Domino's Pizza, Inc.	740	54,087
Buffalo Wild Wings, Inc.*	300	49,713
Wendy's Co.	5,630	48,024
Brinker International, Inc.	962	46,801
Bloomin' Brands, Inc.*	2,010	45,084
Jack in the Box, Inc.	690	41,290
Cheesecake Factory, Inc.	880	40,850
Cracker Barrel Old Country Store, Inc.	410	40,824
Texas Roadhouse, Inc. — Class A	1,380	35,880
Krispy Kreme Doughnuts, Inc.*	1,690	27,006
Total Restaurants		1,443,432

CABLE & SATELLITE - 14.7%
Comcast Corp. — Class A	5,914	317,464
DIRECTV*	2,071	176,056
Time Warner Cable, Inc.	1,172	172,636
DISH Network Corp. — Class A*	2,341	152,352
Charter Communications, Inc. — Class A*	730	115,617
Liberty Global plc*	2,526	106,875
Liberty Global plc — Class A*	2,296	101,529
Cablevision Systems Corp. — Class A	3,327	58,722
AMC Networks, Inc. — Class A*	920	56,571
Starz — Class A*	1,643	48,945
Total Cable & Satellite		1,306,767

MOVIES & ENTERTAINMENT - 14.5%
Walt Disney Co.	3,853	330,355
Twenty-First Century Fox, Inc. — Class A	6,720	236,208
Time Warner, Inc.	3,022	212,296
Viacom, Inc. — Class B	1,879	162,966
Live Nation Entertainment, Inc.*	2,482	61,281
Madison Square Garden Co. — Class A*	970	60,577
Cinemark Holdings, Inc.	1,595	56,399
Lions Gate Entertainment Corp.	1,923	54,959
Regal Entertainment Group — Class A	2,330	49,163
DreamWorks Animation SKG, Inc. — Class A*	1,460	33,960
World Wrestling Entertainment, Inc. — Class A	2,170	25,888
Total Movies & Entertainment		1,284,052

TOBACCO - 9.7%
Philip Morris International, Inc.	3,556	299,806
Altria Group, Inc.	5,840	244,930
Reynolds American, Inc.	2,534	152,927
Lorillard, Inc.	2,065	125,903
Vector Group Ltd.	1,860	38,465
Total Tobacco		862,031

CASINOS & GAMING - 8.4%
Las Vegas Sands Corp.	2,804	213,722
Wynn Resorts Ltd.	609	126,404
Melco Crown Entertainment Ltd. ADR	2,878	102,773
MGM Resorts International*	3,666	96,782
International Game Technology	3,496	55,621
Bally Technologies, Inc.*	670	44,032
Caesars Entertainment Corp.*	2,410	43,573
Pinnacle Entertainment, Inc.*	1,290	32,482
Boyd Gaming Corp.*	2,591	31,429
Total Casinos & Gaming		746,818

HOTELS, RESORTS & CRUISE LINES - 8.4%
Carnival Corp.	3,759	141,526
Hilton Worldwide Holdings, Inc.*	5,570	129,781
Marriott International, Inc. — Class A	1,838	117,816
Starwood Hotels & Resorts Worldwide, Inc.	1,318	106,521
Royal Caribbean Cruises Ltd.	1,707	94,909
Wyndham Worldwide Corp.	1,113	84,276
Norwegian Cruise Line Holdings Ltd.*	2,100	66,570
Total Hotels, Resorts & Cruise Lines		741,399

BROADCASTING - 7.4%
CBS Corp. — Class B	2,594	161,190
Discovery Communications, Inc. — Class A*	1,767	131,253
Liberty Media Corp. — Class A*	790	107,977
Scripps Networks Interactive, Inc. — Class A	1,147	93,068
Grupo Televisa SAB ADR	2,057	70,576
Sinclair Broadcast Group, Inc. — Class A	1,520	52,820
Nexstar Broadcasting Group, Inc. — Class A	700	36,127
Total Broadcasting		653,011

PUBLISHING - 3.9%
Thomson Reuters Corp.	4,042	146,967
News Corp. — Class A*	4,854	87,081
Gannett Company, Inc.	2,359	73,860
New York Times Co. — Class A	2,610	39,698
Total Publishing		347,606

LEISURE PRODUCTS - 3.7%
Mattel, Inc.	2,496	97,269
Polaris Industries, Inc.	608	79,186
Hasbro, Inc.	1,327	70,397
Brunswick Corp.	1,243	52,368
Sturm Ruger & Company, Inc.	470	27,735
Total Leisure Products		326,955

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
LEISURE FUND
	Shares	Value

DISTILLERS & VINTNERS - 3.3%
Brown-Forman Corp. — Class B	1,269	$119,502
Constellation Brands, Inc. — Class A*	1,277	112,542
Diageo plc ADR	460	58,544
Total Distillers & Vintners		290,588

HOME ENTERTAINMENT SOFTWARE - 3.2%
Activision Blizzard, Inc.	4,876	108,735
Electronic Arts, Inc.*	2,520	90,392
Zynga, Inc. — Class A*	14,220	45,646
Take-Two Interactive Software, Inc.*	1,879	41,789
Total Home Entertainment Software		286,562

BREWERS - 2.8%
Molson Coors Brewing Co. — Class B	1,355	100,487
Anheuser-Busch InBev N.V. ADR	678	77,929
AMBEV S.A. ADR	10,450	73,568
Total Brewers		251,984

LEISURE FACILITIES - 2.0%
Six Flags Entertainment Corp.	1,288	54,804
Vail Resorts, Inc.	590	45,536
SeaWorld Entertainment, Inc.	1,450	41,079
Life Time Fitness, Inc.*	791	38,553
Total Leisure Facilities		179,972

MOTORCYCLE MANUFACTURERS - 1.2%
Harley-Davidson, Inc.	1,493	104,286

Total Common Stocks
(Cost $5,024,666)		8,825,463

	Face Amount

REPURCHASE AGREEMENTS††,1 - 1.3%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$87,148	87,148
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	29,701	29,701
Total Repurchase Agreements
(Cost $116,849)		116,849

Total Investments - 100.8%
(Cost $5,141,515)		$8,942,312
Other Assets & Liabilities, net - (0.8)%		(72,695)
Total Net Assets - 100.0%		$8,869,617

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value
(cost $5,024,666)	$8,825,463
Repurchase agreements, at value
(cost $116,849)	116,849
Total investments
(cost $5,141,515)	8,942,312
Receivables:
Securities sold	127,753
Fund shares sold	106,563
Dividends	12,048
Foreign taxes reclaim	158
Securities lending income	3
Total assets	9,188,837

Liabilities:
Payable for:
Securities purchased	232,294
Fund shares redeemed	65,166
Management fees	5,574
Transfer agent and administrative fees	1,639
Investor service fees	1,639
Portfolio accounting fees	656
Miscellaneous	12,252
Total liabilities	319,220
Net Assets	$8,869,617

Net assets consist of:
Paid in capital	$4,216,629
Undistributed net investment income	20,650
Accumulated net realized gain on investments	831,541
Net unrealized appreciation on investments	3,800,797
Net assets	$8,869,617
Capital shares outstanding	89,869
Net asset value per share	$98.70

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,193)	$93,006
Income from securities lending, net	201
Interest	3
Total investment income	93,210

Expenses:
Management fees	44,253
Transfer agent and administrative fees	13,016
Investor service fees	13,016
Portfolio accounting fees	5,206
Professional fees	7,743
Custodian fees	608
Trustees' fees*	518
Line of credit interest expense	205
Miscellaneous	1,891
Total expenses	86,456
Net investment income	6,754

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,446,710
Net realized gain	1,446,710
Net change in unrealized appreciation (depreciation) on:
Investments	(1,448,977)
Net change in unrealized appreciation (depreciation)	(1,448,977)
Net realized and unrealized loss	(2,267)
Net increase in net assets resulting from operations	$4,487

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,754	$14,486
Net realized gain on investments	1,446,710	1,449,045
Net change in unrealized appreciation (depreciation) on investments	(1,448,977)	2,109,782
Net increase in net assets resulting from operations	4,487	3,573,313

Distributions to shareholders from:
Net investment income	—	(78,415)
Total distributions to shareholders	—	(78,415)

Capital share transactions:
Proceeds from sale of shares	21,692,779	21,685,214
Distributions reinvested	—	78,415
Cost of shares redeemed	(24,693,987)	(22,445,161)
Net decrease from capital share transactions	(3,001,208)	(681,532)
Net increase (decrease) in net assets	(2,996,721)	2,813,366

Net assets:
Beginning of period	11,866,338	9,052,972
End of period	$8,869,617	$11,866,338
Undistributed net investment income at end of period	$20,650	$13,896

Capital share activity:
Shares sold	228,740	258,383
Shares issued from reinvestment of distributions	—	867
Shares redeemed	(263,241)	(269,137)
Net decrease in shares	(34,501)	(9,887)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$95.41	$67.43	$55.58	$54.25	$41.66	$30.47
Income (loss) from investment operations:
Net investment income (loss)b	.06	.11	.53	(.11)	(.14)	.06
Net gain (loss) on investments (realized and unrealized)	3.23	28.45	11.32	1.44	12.78	11.13
Total from investment operations	3.29	28.56	11.85	1.33	12.64	11.19
Less distributions from:
Net investment income	—	(.58)	—	—	(.05)	—
Total distributions	—	(.58)	—	—	(.05)	—
Net asset value, end of period	$98.70	$95.41	$67.43	$55.58	$54.25	$41.66

Total Returnc	3.45%	42.41%	21.32%	2.45%	30.34%	36.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,870	$11,866	$9,053	$5,780	$12,942	$11,722
Ratios to average net assets:
Net investment income (loss)	0.13%	0.14%	0.85%	(0.20%)	(0.30%)	0.17%
Total expenses	1.66%	1.64%	1.67%	1.71%	1.65%	1.64%
Portfolio turnover rate	189%	219%	214%	227%	468%	316%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	8.1%
Barrick Gold Corp.	6.7%
Newmont Mining Corp.	6.5%
Goldcorp, Inc.	5.7%
Silver Wheaton Corp.	4.6%
Agnico Eagle Mines Ltd.	3.9%
Yamana Gold, Inc.	3.4%
Southern Copper Corp.	3.3%
Royal Gold, Inc.	3.2%
Randgold Resources Ltd. ADR	3.2%
Top Ten Total	48.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
PRECIOUS METALS FUND
	Shares	Value

COMMON STOCKS† - 97.2%

GOLD - 65.0%
Barrick Gold Corp.	112,641	$2,061,329
Newmont Mining Corp.	78,827	2,005,359
Goldcorp, Inc.	62,592	1,746,943
Agnico Eagle Mines Ltd.	31,211	1,195,381
Yamana Gold, Inc.	126,175	1,037,159
Royal Gold, Inc.	12,941	985,069
Randgold Resources Ltd. ADR	11,642	984,913
AngloGold Ashanti Ltd. ADR	53,112	914,058
Kinross Gold Corp.	203,214	841,306
Eldorado Gold Corp.	105,888	808,984
Franco-Nevada Corp.	13,625	781,258
Cia de Minas Buenaventura S.A. ADR	60,935	719,642
Allied Nevada Gold Corp.*,1	157,556	592,411
IAMGOLD Corp.	143,745	592,229
Gold Fields Ltd. ADR	147,244	547,748
New Gold, Inc.*	85,274	543,195
AuRico Gold, Inc.	92,719	394,983
McEwen Mining, Inc.*	122,919	354,007
Harmony Gold Mining Company Ltd. ADR	118,744	352,670
Novagold Resources, Inc.*	81,906	344,824
Sibanye Gold Ltd. ADR	30,790	339,614
B2Gold Corp.*	97,480	284,642
Sandstorm Gold Ltd.*	40,050	277,146
Primero Mining Corp.*	34,270	274,503
Seabridge Gold, Inc.*,1	28,214	264,647
Pretium Resources, Inc.*,1	30,960	256,039
Alamos Gold, Inc.	24,471	248,136
Gold Resource Corp.	44,596	225,656
Total Gold		19,973,851

SILVER - 15.8%
Silver Wheaton Corp.	53,784	1,412,906
Pan American Silver Corp.	42,352	650,103
Coeur Mining, Inc.*	64,551	592,578
Hecla Mining Co.	163,606	564,441
Silver Standard Resources, Inc.*	61,910	536,141
First Majestic Silver Corp.*	46,500	502,665
Endeavour Silver Corp.*,1	65,548	357,892
Silvercorp Metals, Inc.	106,456	225,687
Total Silver		4,842,413

DIVERSIFIED METALS & MINING - 12.5%
Freeport-McMoRan Copper & Gold, Inc.	68,439	2,498,024
Southern Copper Corp.	33,077	1,004,548
RTI International Metals, Inc.*	12,480	331,843
Total Diversified Metals & Mining		3,834,415

PRECIOUS METALS & MINERALS - 3.9%
Stillwater Mining Co.*	41,955	736,310
Dominion Diamond Corp.*	17,180	248,251
Tahoe Resources, Inc.*	7,961	208,578
Total Precious Metals & Minerals		1,193,139

Total Common Stocks
(Cost $19,377,100)		29,843,818

EXCHANGE TRADED FUNDS† - 1.9%
Market Vectors Junior Gold Miners ETF	14,040	593,330
Total Exchange Traded Funds
(Cost $496,564)		593,330

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$182,136	182,136
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	62,074	62,074
Total Repurchase Agreements
(Cost $244,210)		244,210

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
PRECIOUS METALS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$499,533	$499,533
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	368,078	368,078
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	20,939	20,939
Total Securities Lending Collateral
(Cost $888,550)		888,550

Total Investments - 102.8%
(Cost $21,006,424)		$31,569,908
Other Assets & Liabilities, net - (2.8)%		(859,569)
Total Net Assets - 100.0%		$30,710,339

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $855,259 of securities loaned
(cost $19,873,664)	$30,437,148
Repurchase agreements, at value
(cost $1,132,760)	1,132,760
Total investments
(cost $21,006,424)	31,569,908
Receivables:
Fund shares sold	131,984
Dividends	4,308
Securities lending income	1,991
Total assets	31,708,191

Liabilities:
Payable for:
Upon return of securities loaned	888,550
Fund shares redeemed	43,941
Management fees	16,034
Transfer agent and administrative fees	5,345
Investor service fees	5,345
Portfolio accounting fees	2,138
Miscellaneous	36,499
Total liabilities	997,852
Net assets	$30,710,339

Net assets consist of:
Paid in capital	$35,916,611
Accumulated net investment loss	(55,550)
Accumulated net realized loss on investments	(15,714,206)
Net unrealized appreciation on investments	10,563,484
Net assets	$30,710,339
Capital shares outstanding	759,320
Net asset value per share	$40.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $12,075)	$160,639
Income from securities lending, net	12,409
Interest	11
Total investment income	173,059

Expenses:
Management fees	103,235
Transfer agent and administrative fees	34,412
Investor service fees	34,412
Portfolio accounting fees	13,765
Professional fees	24,376
Custodian fees	1,610
Trustees' fees*	1,512
Line of credit interest expense	34
Miscellaneous	1,099
Total expenses	214,455
Net investment loss	(41,396)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(258,303)
Foreign currency	(35)
Net realized loss	(258,338)
Net change in unrealized appreciation (depreciation) on:
Investments	5,088,860
Foreign currency	(11)
Net change in unrealized appreciation (depreciation)	5,088,849
Net realized and unrealized gain	4,830,511
Net increase in net assets resulting from operations	$4,789,115

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(41,396)	$175,022
Net realized loss on investments	(258,338)	(3,869,720)
Net change in unrealized appreciation (depreciation) on investments	5,088,849	(19,465,016)
Net increase (decrease) in net assets resulting from operations	4,789,115	(23,159,714)

Distributions to shareholders from:
Net investment income	—	(302,070)
Total distributions to shareholders	—	(302,070)

Capital share transactions:
Proceeds from sale of shares	23,371,862	58,278,807
Distributions reinvested	—	302,070
Cost of shares redeemed	(19,988,394)	(62,782,319)
Net increase (decrease) from capital share transactions	3,383,468	(4,201,442)
Net increase (decrease) in net assets	8,172,583	(27,663,226)

Net assets:
Beginning of period	22,537,756	50,200,982
End of period	$30,710,339	$22,537,756
Accumulated net investment loss at end of period	$(55,550)	$(14,154)

Capital share activity:*
Shares sold	620,501	1,367,505
Shares issued from reinvestment of distributions	—	8,473
Shares redeemed	(535,280)	(1,500,708)
Net increase (decrease) in shares	85,221	(124,730)

*
Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a,f	Year Ended December 31, 2013f	Year Ended December 31, 2012f	Year Ended December 31, 2011f	Year Ended December 31, 2010f		Year Ended December 31, 2009f
Per Share Data
Net asset value, beginning of period	$33.43	$62.84	$72.16	$95.19	$68.93		$46.19
Income (loss) from investment operations:
Net investment income (loss)b	(.06)	.25	.10	(.45)	(.50)		(.65)
Net gain (loss) on investments (realized and unrealized)	7.07	(29.21)	(2.97)	(22.53)	26.76		23.39
Total from investment operations	7.01	(28.96)	(2.87)	(22.98)	26.26		22.74
Less distributions from:
Net investment income	—	(.45)	—	(.05)	(—	)c	—
Net realized gains	—	—	(6.45)	—	—		—
Total distributions	—	(.45)	(6.45)	(.05)	(—	)c	—
Net asset value, end of period	$40.44	$33.43	$62.84	$72.16	$95.19		$68.93

Total Returnd	20.90%	(46.10%)	(4.10%)	(24.16%)	38.08%		49.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,710	$22,538	$50,201	$56,982	$117,499		$86,277
Ratios to average net assets:
Net investment income (loss)	(0.30%)	0.54%	0.14%	(0.52%)	(0.66%)		(1.14%)
Total expensese	1.56%	1.54%	1.57%	1.60%	1.56%		1.55%
Portfolio turnover rate	64%	193%	140%	199%	234%		253%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Distributions from net investment income are less than $0.01 per share.
d	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
e	Does not include expenses of the underlying funds in which the Fund invests.
f
Reverse share split—Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.4%
American Tower Corp. — Class A	2.0%
Public Storage	1.8%
Crown Castle International Corp.	1.6%
Equity Residential	1.6%
Vornado Realty Trust	1.5%
General Growth Properties, Inc.	1.4%
Health Care REIT, Inc.	1.4%
Weyerhaeuser Co.	1.4%
Ventas, Inc.	1.4%
Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
REAL ESTATE FUND
	Shares	Value

COMMON STOCKS† - 98.6%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 90.6%

RETAIL REITs - 16.3%
Simon Property Group, Inc.	4,079	$678,255
General Growth Properties, Inc.	17,459	411,334
Realty Income Corp.	6,667	296,148
Macerich Co.	4,355	290,696
Kimco Realty Corp.	12,150	279,207
Federal Realty Investment Trust	2,228	269,410
DDR Corp.	12,947	228,256
Regency Centers Corp.	3,884	216,261
Brixmor Property Group, Inc.	9,250	212,288
Taubman Centers, Inc.	2,748	208,326
National Retail Properties, Inc.	5,450	202,686
Weingarten Realty Investors	5,808	190,735
Retail Properties of America, Inc. — Class A	11,210	172,410
Tanger Factory Outlet Centers, Inc.	4,877	170,549
CBL & Associates Properties, Inc.	8,939	169,841
Equity One, Inc.	6,741	159,020
Acadia Realty Trust	4,270	119,944
Glimcher Realty Trust	10,427	112,924
Pennsylvania Real Estate Investment Trust	5,890	110,850
Retail Opportunity Investments Corp.	6,600	103,818
Rouse Properties, Inc.	5,640	96,500
Total Retail REITs		4,699,458

SPECIALIZED REITs - 12.9%
American Tower Corp. — Class A	6,270	564,174
Public Storage	2,985	511,480
Crown Castle International Corp.	6,270	465,610
Weyerhaeuser Co.	12,349	408,628
Plum Creek Timber Company, Inc.	5,922	267,082
Extra Space Storage, Inc.	4,388	233,661
Gaming and Leisure Properties, Inc.	5,469	185,782
Corrections Corporation of America	5,543	182,088
Rayonier, Inc.	4,818	171,280
EPR Properties	2,923	163,308
Geo Group, Inc.	4,282	152,996
CubeSmart	8,275	151,598
Sovran Self Storage, Inc.	1,950	150,638
Potlatch Corp.	2,970	122,958
Total Specialized REITs		3,731,283

RESIDENTIAL REITs - 11.8%
Equity Residential	7,197	453,412
AvalonBay Communities, Inc.	2,854	405,810
Essex Property Trust, Inc.	1,754	324,332
UDR, Inc.	8,961	256,553
Camden Property Trust	3,277	233,159
Mid-America Apartment Communities, Inc.	3,048	222,656
Apartment Investment & Management Co. — Class A	6,371	205,592
American Campus Communities, Inc.	4,908	187,682
Home Properties, Inc.	2,865	183,245
Equity Lifestyle Properties, Inc.	4,080	180,173
American Homes 4 Rent — Class A	9,210	163,570
Post Properties, Inc.	3,014	161,128
Sun Communities, Inc.	2,699	134,518
Education Realty Trust, Inc.	9,950	106,863
Associated Estates Realty Corp.	5,380	96,948
Starwood Waypoint Residential Trust*	3,556	93,203
Total Residential REITs		3,408,844

OFFICE REITs - 11.7%
Boston Properties, Inc.	3,395	401,221
SL Green Realty Corp.	2,773	303,394
Digital Realty Trust, Inc.	4,572	266,639
Alexandria Real Estate Equities, Inc.	2,860	222,050
Kilroy Realty Corp.	3,420	212,998
BioMed Realty Trust, Inc.	8,749	190,991
Douglas Emmett, Inc.	6,673	188,312
Highwoods Properties, Inc.	4,380	183,741
CommonWealth REIT	6,434	169,343
Columbia Property Trust, Inc.	6,380	165,944
Piedmont Office Realty Trust, Inc. — Class A	8,430	159,664
Brandywine Realty Trust	9,410	146,796
Corporate Office Properties Trust	5,217	145,085
Parkway Properties, Inc.	6,534	134,927
Mack-Cali Realty Corp.	5,978	128,407
DuPont Fabros Technology, Inc.	4,674	126,011
Hudson Pacific Properties, Inc.	4,870	123,406
Government Properties Income Trust	4,330	109,939
Total Office REITs		3,378,868

MORTGAGE REITs - 10.1%
Annaly Capital Management, Inc.	25,741	294,219
American Capital Agency Corp.	10,978	256,995
NorthStar Realty Finance Corp.	13,407	233,014
Starwood Property Trust, Inc.	9,029	214,619
Two Harbors Investment Corp.	16,760	175,645
MFA Financial, Inc.	18,846	154,726
Altisource Residential Corp.	5,800	150,974
Colony Financial, Inc.	6,000	139,320
Invesco Mortgage Capital, Inc.	7,794	135,304
Hatteras Financial Corp.	6,441	127,596
Redwood Trust, Inc.	6,190	120,519
PennyMac Mortgage Investment Trust	5,479	120,209
New Residential Investment Corp.	18,900	119,070
Blackstone Mortgage Trust, Inc. — Class A	3,820	110,780
iStar Financial, Inc.*	7,200	107,856
CYS Investments, Inc.	11,925	107,564

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
REAL ESTATE FUND
	Shares	Value

Capstead Mortgage Corp.	7,944	$104,464
American Capital Mortgage Investment Corp.	4,670	93,493
Anworth Mortgage Asset Corp.	13,960	72,034
Western Asset Mortgage Capital Corp.	5,030	71,275
Total Mortgage REITs		2,909,676

DIVERSIFIED REITs - 9.1%
Vornado Realty Trust	3,966	423,292
American Realty Capital Properties, Inc.	24,763	310,281
WP Carey, Inc.	3,698	238,151
Duke Realty Corp.	12,276	222,932
Liberty Property Trust	5,838	221,435
Spirit Realty Capital, Inc.	16,903	192,018
Cousins Properties, Inc.	11,500	143,175
Lexington Realty Trust	12,791	140,829
PS Business Parks, Inc.	1,680	140,263
Select Income REIT	4,250	125,970
Washington Real Estate Investment Trust	4,740	123,145
Chambers Street Properties	15,312	123,108
Empire State Realty Trust, Inc. — Class A	7,160	118,140
American Assets Trust, Inc.	3,300	114,015
Total Diversified REITs		2,636,754

HEALTH CARE REITs - 8.4%
Health Care REIT, Inc.	6,523	408,797
Ventas, Inc.	6,369	408,253
HCP, Inc.	9,432	390,296
Senior Housing Properties Trust	8,617	209,307
Omega Healthcare Investors, Inc.	5,554	204,720
Healthcare Trust of America, Inc. — Class A	12,569	151,331
Healthcare Realty Trust, Inc.	5,800	147,436
Medical Properties Trust, Inc.	10,285	136,173
National Health Investors, Inc.	2,170	135,755
Sabra Health Care REIT, Inc.	3,820	109,672
LTC Properties, Inc.	2,790	108,922
Total Health Care REITs		2,410,662

HOTEL & RESORT REITs - 7.0%
Host Hotels & Resorts, Inc.	16,629	366,005
Hospitality Properties Trust	6,701	203,710
RLJ Lodging Trust	6,460	186,629
LaSalle Hotel Properties	5,188	183,085
Strategic Hotels & Resorts, Inc.*	13,540	158,553
Ryman Hospitality Properties, Inc.	3,100	149,265
Sunstone Hotel Investors, Inc.	9,951	148,568
Pebblebrook Hotel Trust	3,960	146,362
DiamondRock Hospitality Co.	11,273	144,520
Chesapeake Lodging Trust	3,880	117,292
Hersha Hospitality Trust — Class A	15,930	106,890
FelCor Lodging Trust, Inc.	10,080	105,941
Total Hotel & Resort REITs		2,016,820

INDUSTRIAL REITs - 3.3%
Prologis, Inc.	9,907	407,078
DCT Industrial Trust, Inc.	18,152	149,028
First Industrial Realty Trust, Inc.	7,414	139,680
EastGroup Properties, Inc.	2,074	133,213
STAG Industrial, Inc.	4,750	114,048
Total Industrial REITs		943,047

Total Real Estate Investment Trusts (REITs)		26,135,412

REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.8%

REAL ESTATE SERVICES - 4.7%
CBRE Group, Inc. — Class A*	9,853	315,690
Jones Lang LaSalle, Inc.	1,789	226,112
Realogy Holdings Corp.*	5,946	224,224
Altisource Portfolio Solutions S.A.*	1,460	167,287
E-House China Holdings Ltd. ADR	18,640	161,236
Kennedy-Wilson Holdings, Inc.	5,564	149,226
Altisource Asset Management Corp.*	140	101,228
Total Real Estate Services		1,345,003

DIVERSIFIED REAL ESTATE ACTIVITIES - 1.6%
Brookfield Asset Management, Inc. — Class A	3,860	169,917
St. Joe Co.*	5,705	145,078
Alexander & Baldwin, Inc.	3,260	135,127
Total Diversified Real Estate Activities		450,122

REAL ESTATE DEVELOPMENT - 0.8%
Howard Hughes Corp.*	1,537	242,585

REAL ESTATE OPERATING COMPANIES - 0.7%
Forest City Enterprises, Inc. — Class A*	9,535	189,460

Total Real Estate Management & Development		2,227,170

CHEMICALS - 0.2%

SPECIALTY CHEMICALS - 0.2%
Rayonier Advanced Materials, Inc.*	1,606	62,233

Total Common Stocks
(Cost $21,029,103)		28,424,815

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
REAL ESTATE FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.2%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$50,484	$50,484
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	17,205	17,205
Total Repurchase Agreements
(Cost $67,689)		67,689

Total Investments - 98.8%
(Cost $21,096,792)		$28,492,504
Other Assets & Liabilities, net - 1.2%		354,767
Total Net Assets - 100.0%		$28,847,271

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value
(cost $21,029,103)	$28,424,815
Repurchase agreements, at value
(cost $67,689)	67,689
Total investments
(cost $21,096,792)	28,492,504
Cash	2,571
Receivables:
Fund shares sold	327,270
Dividends	138,340
Securities lending income	2
Total assets	28,960,687

Liabilities:
Payable for:
Fund shares redeemed	51,314
Management fees	20,157
Transfer agent and administrative fees	5,929
Investor service fees	5,929
Portfolio accounting fees	2,371
Miscellaneous	27,716
Total liabilities	113,416
Net assets	$28,847,271

Net assets consist of:
Paid in capital	$31,774,310
Undistributed net investment income	665,772
Accumulated net realized loss on investments	(10,988,523)
Net unrealized appreciation on investments	7,395,712
Net assets	$28,847,271
Capital shares outstanding	831,549
Net asset value per share	$34.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $743)	$414,190
Income from securities lending, net	65
Interest	3
Total investment income	414,258

Expenses:
Management fees	96,255
Transfer agent and administrative fees	28,310
Investor service fees	28,310
Portfolio accounting fees	11,324
Professional fees	14,239
Custodian fees	1,326
Trustees' fees*	937
Line of credit interest expense	111
Miscellaneous	7,171
Total expenses	187,983
Net investment income	226,275

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	122,188
Net realized gain	122,188
Net change in unrealized appreciation (depreciation) on:
Investments	2,248,268
Net change in unrealized appreciation (depreciation)	2,248,268
Net realized and unrealized gain	2,370,456
Net increase in net assets resulting from operations	$2,596,731

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$226,275	$344,476
Net realized gain on investments	122,188	3,322,071
Net change in unrealized appreciation (depreciation) on investments	2,248,268	(3,151,235)
Net increase in net assets resulting from operations	2,596,731	515,312

Distributions to shareholders from:
Net investment income	—	(363,786)
Total distributions to shareholders	—	(363,786)

Capital share transactions:
Proceeds from sale of shares	33,459,954	84,654,654
Distributions reinvested	—	363,786
Cost of shares redeemed	(21,993,033)	(91,961,268)
Net increase (decrease) from capital share transactions	11,466,921	(6,942,828)
Net increase (decrease) in net assets	14,063,652	(6,791,302)

Net Assets:
Beginning of period	14,783,619	21,574,921
End of period	$28,847,271	$14,783,619
Undistributed net investment income at end of period	$665,772	$439,497

Capital share activity:
Shares sold	1,015,177	2,600,127
Shares issued from reinvestment of distributions	—	11,978
Shares redeemed	(669,550)	(2,841,779)
Net increase (decrease) in shares	345,627	(229,674)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$30.42	$30.15	$25.90	$26.20	$21.44	$17.51
Income (loss) from investment operations:
Net investment income (loss)b	.33	.57	.45	.35	.35	.50
Net gain (loss) on investments (realized and unrealized)	3.94	.62	4.28	.20	4.97	3.90
Total from investment operations	4.27	1.19	4.73	.55	5.32	4.40
Less distributions from:
Net investment income	—	(.92)	(.48)	(.85)	(.56)	(.47)
Total distributions	—	(.92)	(.48)	(.85)	(.56)	(.47)
Net asset value, end of period	$34.69	$30.42	$30.15	$25.90	$26.20	$21.44

Total Returnc	14.04%	3.94%	18.34%	2.26%	24.86%	25.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,847	$14,784	$21,575	$15,001	$25,262	$33,872
Ratios to average net assets:
Net investment income (loss)	2.00%	1.76%	1.54%	1.28%	1.49%	2.83%
Total expenses	1.66%	1.64%	1.67%	1.70%	1.65%	1.65%
Portfolio turnover rate	102%	416%	348%	351%	394%	450%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2014

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	5.2%
Amazon.com, Inc.	4.0%
Home Depot, Inc.	3.6%
CVS Caremark Corp.	3.1%
Walgreen Co.	2.9%
Priceline Group, Inc.	2.7%
Lowe's Companies, Inc.	2.4%
Costco Wholesale Corp.	2.3%
Target Corp.	2.0%
TJX Companies, Inc.	2.0%
Top Ten Total	30.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
RETAILING FUND
	Shares	Value

COMMON STOCKS† - 99.6%

INTERNET RETAIL - 18.7%
Amazon.com, Inc.*	655	$212,731
Priceline Group, Inc.*	118	141,954
Netflix, Inc.*	212	93,407
TripAdvisor, Inc.*	656	71,281
Vipshop Holdings Ltd. ADR*	329	61,766
Ctrip.com International Ltd. ADR*	935	59,877
Expedia, Inc.	733	57,731
E-Commerce China Dangdang, Inc. — Class A ADR*,1	3,418	45,733
Qunar Cayman Islands Ltd. ADR*	1,476	42,140
Liberty Ventures*	570	42,066
zulily, Inc. — Class A*	1,027	42,056
Groupon, Inc. — Class A*	5,939	39,316
HomeAway, Inc.*	975	33,950
Shutterfly, Inc.*	533	22,951
RetailMeNot, Inc.*	819	21,794
Total Internet Retail		988,753

APPAREL RETAIL - 14.6%
TJX Companies, Inc.	1,998	106,193
The Gap, Inc.	1,832	76,156
L Brands, Inc.	1,246	73,090
Ross Stores, Inc.	983	65,006
Foot Locker, Inc.	958	48,590
Urban Outfitters, Inc.*	1,118	37,855
Abercrombie & Fitch Co. — Class A	734	31,746
Ascena Retail Group, Inc.*	1,727	29,532
Men's Wearhouse, Inc.	516	28,793
Chico's FAS, Inc.	1,692	28,696
DSW, Inc. — Class A	1,024	28,611
Guess?, Inc.	999	26,973
American Eagle Outfitters, Inc.	2,335	26,199
Buckle, Inc.	573	25,418
Genesco, Inc.*	303	24,885
ANN, Inc.*	596	24,519
Express, Inc.*	1,389	23,655
Finish Line, Inc. — Class A	725	21,562
Children's Place, Inc.	375	18,611
Francesca's Holdings Corp.*	963	14,195
Aeropostale, Inc.*	2,706	9,444
Total Apparel Retail		769,729

SPECIALTY STORES - 11.3%
Tiffany & Co.	628	62,956
Signet Jewelers Ltd.	445	49,213
Tractor Supply Co.	807	48,743
Staples, Inc.	4,251	46,081
PetSmart, Inc.	737	44,073
Dick's Sporting Goods, Inc.	929	43,254
Ulta Salon Cosmetics & Fragrance, Inc.*	452	41,317
Cabela's, Inc.*	600	37,440
Sally Beauty Holdings, Inc.*	1,426	35,764
Office Depot, Inc.*	5,520	31,409
GNC Holdings, Inc. — Class A	864	29,462
Five Below, Inc.*	661	26,381
Barnes & Noble, Inc.*	943	21,491
Hibbett Sports, Inc.*	381	20,639
Container Store Group, Inc.*	723	20,085
Vitamin Shoppe, Inc.*	460	19,789
Outerwall, Inc.*	306	18,161
Total Specialty Stores		596,258

AUTOMOTIVE RETAIL - 9.7%
AutoZone, Inc.*	135	72,392
O'Reilly Automotive, Inc.*	460	69,276
CarMax, Inc.*	1,236	64,284
Advance Auto Parts, Inc.	421	56,801
AutoNation, Inc.*	811	48,400
Penske Automotive Group, Inc.	780	38,610
Lithia Motors, Inc. — Class A	324	30,479
CST Brands, Inc.	821	28,325
Asbury Automotive Group, Inc.*	390	26,809
Group 1 Automotive, Inc.	307	25,883
Murphy USA, Inc.*	528	25,814
Monro Muffler Brake, Inc.	421	22,393
Total Automotive Retail		509,466

HYPERMARKETS & SUPER CENTERS - 8.7%
Wal-Mart Stores, Inc.	3,633	272,729
Costco Wholesale Corp.	1,072	123,452
Cia Brasileira de Distribuicao ADR	792	36,693
PriceSmart, Inc.	319	27,766
Total Hypermarkets & Super Centers		460,640

DRUG RETAIL - 6.9%
CVS Caremark Corp.	2,193	165,287
Walgreen Co.	2,026	150,187
Rite Aid Corp.*	6,430	46,103
Total Drug Retail		361,577

HOME IMPROVEMENT RETAIL - 6.4%
Home Depot, Inc.	2,330	188,636
Lowe's Companies, Inc.	2,607	125,110
Lumber Liquidators Holdings, Inc.*	327	24,836
Total Home Improvement Retail		338,582

GENERAL MERCHANDISE STORES - 6.0%
Target Corp.	1,858	107,671
Dollar General Corp.*	1,253	71,872
Dollar Tree, Inc.*	1,095	59,634
Family Dollar Stores, Inc.	736	48,679
Big Lots, Inc.*	614	28,060
Total General Merchandise Stores		315,916

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
RETAILING FUND
	Shares	Value

DEPARTMENT STORES - 5.9%
Macy's, Inc.	1,396	$80,997
Nordstrom, Inc.	941	63,922
Kohl's Corp.	1,096	57,737
Dillard's, Inc. — Class A	337	39,298
Sears Holdings Corp.*,1	914	36,523
JC Penney Company, Inc.*	3,349	30,308
Total Department Stores		308,785

HOMEFURNISHING RETAIL - 4.0%
Bed Bath & Beyond, Inc.*	1,022	58,642
Williams-Sonoma, Inc.	647	46,442
Restoration Hardware Holdings, Inc.*	382	35,545
Aaron's, Inc.	804	28,655
Pier 1 Imports, Inc.	1,300	20,033
Select Comfort Corp.*	926	19,131
Total Homefurnishing Retail		208,448

COMPUTER & ELECTRONICS RETAIL - 2.8%
Best Buy Company, Inc.	1,957	60,687
GameStop Corp. — Class A	973	39,377
Conn's, Inc.*	506	24,991
Rent-A-Center, Inc. — Class A	744	21,338
Total Computer & Electronics Retail		146,393

DISTRIBUTORS - 2.7%
Genuine Parts Co.	743	65,235
LKQ Corp.*	1,890	50,444
Pool Corp.	480	27,149
Total Distributors		142,828

CATALOG RETAIL - 1.9%
Liberty Interactive Corp. — Class A*	2,297	67,440
HSN, Inc.	535	31,693
Total Catalog Retail		99,133

Total Common Stocks
(Cost $2,313,044)		5,246,508

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.5%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$57,383	57,383
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	19,557	19,557
Total Repurchase Agreements
(Cost $76,940)		76,940

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	28,840	28,840
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	21,251	21,251
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	1,209	1,209
Total Securities Lending Collateral
(Cost $51,300)		51,300

Total Investments - 102.1%
(Cost $2,441,284)		$5,374,748
Other Assets & Liabilities, net - (2.1)%		(111,171)
Total Net Assets - 100.0%		$5,263,577

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $52,092 of securities loaned
(cost $2,313,044)	$5,246,508
Repurchase agreements, at value
(cost $128,240)	128,240
Total investments
(cost $2,441,284)	5,374,748
Receivables:
Fund shares sold	10,390
Dividends	2,993
Securities lending income	336
Total assets	5,388,467

Liabilities:
Payable for:
Upon return of securities loaned	51,300
Securities purchased	36,639
Fund shares redeemed	22,941
Management fees	3,766
Transfer agent and administrative fees	1,108
Investor service fees	1,108
Portfolio accounting fees	443
Miscellaneous	7,585
Total liabilities	124,890
Net assets	$5,263,577

Net assets consist of:
Paid in capital	$1,748,759
Accumulated net investment loss	(13,386)
Accumulated net realized gain on investments	594,740
Net unrealized appreciation on investments	2,933,464
Net assets	$5,263,577
Capital shares outstanding	262,563
Net asset value per share	$20.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $6)	$32,482
Income from securities lending, net	1,408
Interest	2
Total investment income	33,892

Expenses:
Management fees	24,268
Transfer agent and administrative fees	7,138
Investor service fees	7,138
Portfolio accounting fees	2,855
Professional fees	5,588
Trustees' fees*	341
Custodian fees	333
Line of credit interest expense	20
Miscellaneous	(403)
Total expenses	47,278
Net investment loss	(13,386)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,159,875
Net realized gain	1,159,875
Net change in unrealized appreciation (depreciation) on:
Investments	(1,426,030)
Net change in unrealized appreciation (depreciation)	(1,426,030)
Net realized and unrealized loss	(266,155)
Net decrease in net assets resulting from operations	$(279,541)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(13,386)	$(36,442)
Net realized gain on investments	1,159,875	1,366,910
Net change in unrealized appreciation (depreciation) on investments	(1,426,030)	917,540
Net increase (decrease) in net assets resulting from operations	(279,541)	2,248,008

Distributions to shareholders from:
Net investment income	—	(1,279)
Net realized gains	—	(895,569)
Total distributions to shareholders	—	(896,848)

Capital share transactions:
Proceeds from sale of shares	15,531,100	87,659,567
Distributions reinvested	—	896,848
Cost of shares redeemed	(19,458,102)	(86,631,670)
Net increase (decrease) from capital share transactions	(3,927,002)	1,924,745
Net increase (decrease) in net assets	(4,206,543)	3,275,905

Net assets:
Beginning of period	9,470,120	6,194,215
End of period	$5,263,577	$9,470,120
Accumulated net investment loss at end of period	$(13,386)	$—

Capital share activity:
Shares sold	791,138	4,514,444
Shares issued from reinvestment of distributions	—	44,708
Shares redeemed	(993,427)	(4,465,082)
Net increase (decrease) in shares	(202,289)	94,070

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$20.37	$16.71		$14.31		$13.59	$10.86	$7.53
Income (loss) from investment operations:
Net investment income (loss)b	(.05)	(.09)		—	c	(.03)	(.03)	(.02)
Net gain (loss) on investments (realized and unrealized)	(.27)	6.04		2.40		.75	2.76	3.35
Total from investment operations	(.32)	5.95		2.40		.72	2.73	3.33
Less distributions from:
Net investment income	—	(—	)d	—		—	—	—
Net realized gains	—	(2.29)		—		—	—	—
Total distributions	—	(2.29)		—		—	—	—
Net asset value, end of period	$20.05	$20.37		$16.71		$14.31	$13.59	$10.86

Total Returne	(1.57%)	35.80%		16.77%		5.30%	25.14%	44.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,264	$9,470		$6,194		$13,134	$9,477	$15,488
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.46%)		0.01%		(0.20%)	(0.24%)	(0.19%)
Total expenses	1.66%	1.64%		1.67%		1.69%	1.65%	1.65%
Portfolio turnover rate	245%	1,219%		1,043%		621%	616%	470%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Net investment income is less than $0.01 per share.
d	Distributions from net investment income are less than $0.01 per share.
e	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	June 30, 2014

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
International Business Machines Corp.	2.0%
Facebook, Inc. — Class A	1.9%
Oracle Corp.	1.9%
Intel Corp.	1.9%
QUALCOMM, Inc.	1.7%
Visa, Inc. — Class A	1.7%
Cisco Systems, Inc.	1.6%
Google, Inc. — Class A	1.5%
Top Ten Total	20.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
TECHNOLOGY FUND
	Shares	Value

COMMON STOCKS† - 99.5%

INTERNET SOFTWARE & SERVICES - 19.6%
Facebook, Inc. — Class A*	4,273	$287,529
Google, Inc. — Class A*	371	216,913
Google, Inc. — Class C*	371	213,429
eBay, Inc.*	3,450	172,707
Baidu, Inc. ADR*	756	141,228
Yahoo!, Inc.*	3,533	124,114
Twitter, Inc.*	2,710	111,029
Qihoo 360 Technology Company Ltd. ADR*	1,130	104,005
SINA Corp.*	2,069	102,974
LinkedIn Corp. — Class A*	584	100,138
Yandex N.V. — Class A*	2,750	98,010
YY, Inc. ADR*	1,280	96,640
Youku Tudou, Inc. ADR*	3,980	94,963
SouFun Holdings Ltd. ADR	9,510	93,103
MercadoLibre, Inc.	956	91,202
NetEase, Inc. ADR	1,081	84,707
Sohu.com, Inc.*	1,360	78,458
Akamai Technologies, Inc.*	1,176	71,807
Equinix, Inc.*	337	70,800
Zillow, Inc. — Class A*	390	55,743
Pandora Media, Inc.*	1,880	55,460
Yelp, Inc. — Class A*	700	53,676
VeriSign, Inc.*	1,090	53,203
IAC/InterActiveCorp	750	51,923
CoStar Group, Inc.*	300	47,451
Rackspace Hosting, Inc.*	1,304	43,893
OpenTable, Inc.*	390	40,404
AOL, Inc.*	1,000	39,790
Cornerstone OnDemand, Inc.*	780	35,896
WebMD Health Corp. — Class A*	630	30,429
Trulia, Inc.*	640	30,323
Gogo, Inc.*,1	1,418	27,736
Total Internet Software & Services		2,919,683

SEMICONDUCTORS - 17.1%
Intel Corp.	9,019	278,686
Texas Instruments, Inc.	3,206	153,214
Micron Technology, Inc.*	3,983	131,240
Canadian Solar, Inc.*	3,420	106,909
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,973	106,372
NXP Semiconductor N.V.*	1,510	99,932
Broadcom Corp. — Class A	2,607	96,772
Avago Technologies Ltd.	1,339	96,502
JinkoSolar Holding Company Ltd. ADR*	3,162	95,398
Trina Solar Ltd. ADR*,1	7,150	91,735
Himax Technologies, Inc. ADR1	12,690	87,053
Analog Devices, Inc.	1,607	86,890
ARM Holdings plc ADR	1,892	85,594
Marvell Technology Group Ltd.	5,751	82,412
Xilinx, Inc.	1,624	76,831
Linear Technology Corp.	1,515	71,311
Altera Corp.	2,046	71,119
NVIDIA Corp.	3,613	66,985
Microchip Technology, Inc.	1,362	66,479
Maxim Integrated Products, Inc.	1,916	64,780
Skyworks Solutions, Inc.	1,352	63,490
First Solar, Inc.*	842	59,833
Freescale Semiconductor Ltd.*	2,400	56,400
Cree, Inc.*	1,080	53,946
SunPower Corp. — Class A*	1,310	53,684
ON Semiconductor Corp.*	4,740	43,324
Atmel Corp.*	4,580	42,915
Synaptics, Inc.*	440	39,882
RF Micro Devices, Inc.*	3,670	35,195
TriQuint Semiconductor, Inc.*	2,200	34,782
Cavium, Inc.*	680	33,769
Total Semiconductors		2,533,434

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 11.0%
Apple, Inc.	5,463	507,676
Hewlett-Packard Co.	5,066	170,623
EMC Corp.	5,938	156,407
Seagate Technology plc	1,900	107,958
SanDisk Corp.	1,024	106,936
BlackBerry Ltd.*	10,336	105,841
Western Digital Corp.	1,091	100,699
Nokia Oyj ADR1	10,800	81,648
NetApp, Inc.	2,068	75,523
3D Systems Corp.*,1	1,010	60,398
Stratasys Ltd.*	490	55,679
NCR Corp.*	1,540	54,039
Lexmark International, Inc. — Class A	800	38,528
Total Technology Hardware, Storage & Peripherals		1,621,955

SYSTEMS SOFTWARE - 10.2%
Microsoft Corp.	9,650	402,405
Oracle Corp.	6,969	282,454
VMware, Inc. — Class A*	1,438	139,213
Symantec Corp.	3,850	88,165
Check Point Software Technologies Ltd.*	1,294	86,737
CA, Inc.	2,753	79,121
Red Hat, Inc.*	1,309	72,348
ServiceNow, Inc.*	1,070	66,297
NetSuite, Inc.*	650	56,472
FireEye, Inc.*	1,360	55,148
MICROS Systems, Inc.*	790	53,641
Tableau Software, Inc. — Class A*	700	49,931
Fortinet, Inc.*	1,780	44,731
CommVault Systems, Inc.*	670	32,944
Total Systems Software		1,509,607

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
TECHNOLOGY FUND
	Shares	Value

DATA PROCESSING & OUTSOURCED SERVICES - 10.0%
Visa, Inc. — Class A	1,166	$245,687
MasterCard, Inc. — Class A	2,682	197,047
Automatic Data Processing, Inc.	1,673	132,635
Fidelity National Information Services, Inc.	1,561	85,449
Alliance Data Systems Corp.*	303	85,219
Paychex, Inc.	2,021	83,993
Fiserv, Inc.*	1,380	83,242
Xerox Corp.	6,503	80,897
FleetCor Technologies, Inc.*	540	71,172
Western Union Co.	3,930	68,146
Computer Sciences Corp.	1,029	65,033
Vantiv, Inc. — Class A*	1,630	54,801
Total System Services, Inc.	1,680	52,769
Global Payments, Inc.	680	49,538
Broadridge Financial Solutions, Inc.	1,160	48,302
VeriFone Systems, Inc.*	1,180	43,365
NeuStar, Inc. — Class A*	1,090	28,362
Total Data Processing & Outsourced Services		1,475,657

APPLICATION SOFTWARE - 9.1%
salesforce.com, Inc.*	2,304	133,816
Adobe Systems, Inc.*	1,846	133,577
Intuit, Inc.	1,275	102,676
Workday, Inc. — Class A*	1,020	91,657
SAP AG ADR	1,107	85,239
Autodesk, Inc.*	1,387	78,199
Citrix Systems, Inc.*	1,084	67,804
Splunk, Inc.*	1,090	60,310
ANSYS, Inc.*	750	56,865
Nuance Communications, Inc.*	2,920	54,808
Synopsys, Inc.*	1,340	52,019
Concur Technologies, Inc.*	550	51,337
FactSet Research Systems, Inc.	410	49,315
Cadence Design Systems, Inc.*	2,810	49,147
PTC, Inc.*	1,210	46,948
Aspen Technology, Inc.*	980	45,472
Ultimate Software Group, Inc.*	320	44,214
Informatica Corp.*	1,172	41,782
TIBCO Software, Inc.*	1,895	38,222
SolarWinds, Inc.*	940	36,340
Qlik Technologies, Inc.*	1,350	30,537
Total Application Software		1,350,284

COMMUNICATIONS EQUIPMENT - 7.6%
QUALCOMM, Inc.	3,117	246,866
Cisco Systems, Inc.	9,743	242,114
Motorola Solutions, Inc.	1,321	87,939
Juniper Networks, Inc.*	2,965	72,761
F5 Networks, Inc.*	560	62,406
Harris Corp.	800	60,600
Palo Alto Networks, Inc.*	670	56,180
ARRIS Group, Inc.*	1,429	46,485
Ubiquiti Networks, Inc.*	978	44,196
Brocade Communications Systems, Inc.	4,630	42,596
Riverbed Technology, Inc.*	1,904	39,280
JDS Uniphase Corp.*	3,054	38,083
Ciena Corp.*	1,466	31,754
Aruba Networks, Inc.*	1,683	29,486
Finisar Corp.*	1,320	26,070
Total Communications Equipment		1,126,816

IT CONSULTING & OTHER SERVICES - 5.1%
International Business Machines Corp.	1,597	289,488
Cognizant Technology Solutions Corp. — Class A*	2,436	119,145
Accenture plc — Class A	1,377	111,317
Infosys Ltd. ADR	1,620	87,107
Gartner, Inc.*	770	54,300
Teradata Corp.*	1,292	51,938
Leidos Holdings, Inc.	937	35,925
Total IT Consulting & Other Services		749,220

SEMICONDUCTOR EQUIPMENT - 3.3%
Applied Materials, Inc.	5,061	114,126
ASML Holding N.V.	931	86,834
KLA-Tencor Corp.	1,050	76,272
Lam Research Corp.	1,055	71,297
SunEdison, Inc.*	2,438	55,099
Teradyne, Inc.	2,160	42,336
GT Advanced Technologies, Inc.*	1,880	34,968
Total Semiconductor Equipment		480,932

ELECTRONIC MANUFACTURING SERVICES - 1.7%
TE Connectivity Ltd.	1,450	89,668
Trimble Navigation Ltd.*	1,750	64,663
Flextronics International Ltd.*	4,860	53,800
Jabil Circuit, Inc.	2,162	45,186
Total Electronic Manufacturing Services		253,317

ELECTRONIC COMPONENTS - 1.6%
Corning, Inc.	5,341	117,236
Amphenol Corp. — Class A	854	82,274
InvenSense, Inc. — Class A*	1,380	31,312
Total Electronic Components		230,822

HOME ENTERTAINMENT SOFTWARE - 1.6%
Activision Blizzard, Inc.	3,915	87,305
Electronic Arts, Inc.*	2,011	72,135
Zynga, Inc. — Class A*	11,420	36,658
Take-Two Interactive Software, Inc.*	1,510	33,582
Total Home Entertainment Software		229,680

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
TECHNOLOGY FUND
	Shares	Value

TECHNOLOGY DISTRIBUTORS - 1.0%
Avnet, Inc.	1,200	$53,172
Arrow Electronics, Inc.*	870	52,557
Ingram Micro, Inc. — Class A*	1,590	46,444
Total Technology Distributors		152,173

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
FLIR Systems, Inc.	1,340	46,538
FEI Co.	470	42,643
Total Electronic Equipment & Instruments		89,181

Total Common Stocks
(Cost $8,500,249)		14,722,761

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$53,266	53,266
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	18,154	18,154
Total Repurchase Agreements
(Cost $71,420)		71,420

SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	125,607	125,607
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	92,553	92,553
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	5,265	5,265
Total Securities Lending Collateral
(Cost $223,425)		223,425

Total Investments - 101.5%
(Cost $8,795,094)		$15,017,606
Other Assets & Liabilities, net - (1.5)%		(223,449)
Total Net Assets - 100.0%		$14,794,157

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $217,702 of securities loaned
(cost $8,500,249)	$14,722,761
Repurchase agreements, at value
(cost $294,845)	294,845
Total investments
(cost $8,795,094)	15,017,606
Cash	397
Receivables:
Fund shares sold	101,540
Securities sold	84,909
Dividends	9,530
Foreign taxes reclaim	825
Securities lending income	719
Total assets	15,215,526

Liabilities:
Payable for:
Upon return of securities loaned	223,425
Securities purchased	105,204
Fund shares redeemed	58,910
Management fees	9,899
Transfer agent and administrative fees	2,912
Investor service fees	2,912
Portfolio accounting fees	1,164
Miscellaneous	16,943
Total liabilities	421,369
Net assets	$14,794,157

Net assets consist of:
Paid in capital	$9,903,650
Accumulated net investment loss	(40,530)
Accumulated net realized loss on investments	(1,291,475)
Net unrealized appreciation on investments	6,222,512
Net assets	$14,794,157
Capital shares outstanding	216,711
Net asset value per share	$68.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $944)	$91,739
Income from securities lending, net	3,724
Interest	4
Total investment income	95,467

Expenses:
Management fees	70,550
Transfer agent and administrative fees	20,750
Investor service fees	20,750
Portfolio accounting fees	8,300
Professional fees	7,485
Custodian fees	971
Trustees' fees*	596
Line of credit interest expense	24
Miscellaneous	8,220
Total expenses	137,646
Net investment loss	(42,179)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	191,088
Net realized gain	191,088
Net change in unrealized appreciation (depreciation) on:
Investments	384,928
Net change in unrealized appreciation (depreciation)	384,928
Net realized and unrealized gain	576,016
Net increase in net assets resulting from operations	$533,837

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(42,179)	$(29,272)
Net realized gain on investments	191,088	1,249,660
Net change in unrealized appreciation (depreciation) on investments	384,928	1,900,212
Net increase in net assets resulting from operations	533,837	3,120,600

Capital share transactions:
Proceeds from sale of shares	19,903,797	39,088,563
Cost of shares redeemed	(20,291,986)	(35,737,995)
Net increase (decrease) from capital share transactions	(388,189)	3,350,568
Net increase in net assets	145,648	6,471,168

Net assets:
Beginning of period	14,648,509	8,177,341
End of period	$14,794,157	$14,648,509
Accumulated net investment loss/Undistributed net investment income at end of period	$(40,530)	$1,649

Capital share activity:*
Shares sold	302,412	716,685
Shares redeemed	(312,272)	(661,272)
Net increase (decrease) in shares	(9,860)	55,413

*
Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1-for-5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a,d	Year Ended December 31, 2013d	Year Ended December 31, 2012d	Year Ended December 31, 2011d	Year Ended December 31, 2010d	Year Ended December 31, 2009d
Per Share Data
Net asset value, beginning of period	$64.65	$47.78	$53.21	$61.47	$54.85	$35.25
Income (loss) from investment operations:
Net investment income (loss)b	(.17)	(.15)	(.15)	(.45)	(.40)	(.30)
Net gain (loss) on investments (realized and unrealized)	3.79	17.02	5.97	(5.06)	7.02	19.90
Total from investment operations	3.62	16.87	5.82	(5.51)	6.62	19.60
Less distributions from:
Net realized gains	—	—	(11.25)	(2.75)	—	—
Total distributions	—	—	(11.25)	(2.75)	—	—
Net asset value, end of period	$68.27	$64.65	$47.78	$53.21	$61.47	$54.85

Total Returnc	5.60%	35.39%	11.98%	(9.20%)	12.03%	55.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,794	$14,649	$8,177	$9,854	$21,468	$39,967
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.29%)	(0.27%)	(0.77%)	(0.74%)	(0.68%)
Total expenses	1.66%	1.63%	1.67%	1.71%	1.65%	1.65%
Portfolio turnover rate	104%	382%	277%	363%	357%	252%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
d
Reverse share split—Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	8.4%
AT&T, Inc.	8.0%
QUALCOMM, Inc.	6.8%
Cisco Systems, Inc.	6.7%
Sprint Corp.	3.4%
T-Mobile US, Inc.	3.1%
Crown Castle International Corp.	2.9%
CenturyLink, Inc.	2.7%
Motorola Solutions, Inc.	2.4%
SBA Communications Corp. — Class A	2.2%
Top Ten Total	46.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
TELECOMMUNICATIONS FUND
	Shares	Value

COMMON STOCKS† - 99.5%

COMMUNICATIONS EQUIPMENT - 42.3%
QUALCOMM, Inc.	4,526	$358,458
Cisco Systems, Inc.	14,136	351,279
Motorola Solutions, Inc.	1,920	127,814
Juniper Networks, Inc.*	4,297	105,448
F5 Networks, Inc.*	800	89,152
Harris Corp.	1,155	87,491
Palo Alto Networks, Inc.*	973	81,586
EchoStar Corp. — Class A*	1,295	68,557
ARRIS Group, Inc.*	2,084	67,793
Telefonaktiebolaget LM Ericsson ADR	5,522	66,706
Ubiquiti Networks, Inc.*,1	1,424	64,351
CommScope Holding Company, Inc.*	2,750	63,608
Brocade Communications Systems, Inc.	6,723	61,852
Riverbed Technology, Inc.*	2,754	56,815
JDS Uniphase Corp.*	4,428	55,217
Sierra Wireless, Inc.*,1	2,715	54,762
ViaSat, Inc.*	886	51,353
Ciena Corp.*	2,136	46,266
Plantronics, Inc.	932	44,783
Aruba Networks, Inc.*	2,444	42,819
InterDigital, Inc.	889	42,494
Polycom, Inc.*	3,192	39,996
Finisar Corp.*	1,916	37,841
NETGEAR, Inc.*	1,012	35,187
ADTRAN, Inc.	1,559	35,171
Infinera Corp.*	3,624	33,341
Ruckus Wireless, Inc.*	2,652	31,585
CalAmp Corp.*	1,323	28,656
Total Communications Equipment		2,230,381

INTEGRATED TELECOMMUNICATION SERVICES - 25.5%
Verizon Communications, Inc.	9,016	441,153
AT&T, Inc.	11,977	423,507
CenturyLink, Inc.	3,889	140,782
Windstream Holdings, Inc.1	7,739	77,080
Frontier Communications Corp.	13,150	76,796
Telefonica Brasil S.A. ADR	3,118	63,950
BCE, Inc.	1,284	58,242
Telefonica S.A. ADR	3,225	55,341
Total Integrated Telecommunication Services		1,336,851

WIRELESS TELECOMMUNICATION SERVICES - 20.8%
Sprint Corp.*	20,995	179,088
T-Mobile US, Inc.*	4,841	162,755
SBA Communications Corp. — Class A*	1,114	113,962
Vodafone Group plc ADR	3,325	111,022
America Movil SAB de CV ADR	4,351	90,283
Mobile Telesystems OJSC ADR	3,822	75,446
China Mobile Ltd. ADR	1,522	73,984
SK Telecom Company Ltd. ADR	2,414	62,619
VimpelCom Ltd. ADR	7,048	59,203
Tim Participacoes S.A. ADR	1,977	57,392
Rogers Communications, Inc. — Class B	1,411	56,793
Telephone & Data Systems, Inc.	2,041	53,291
Total Wireless Telecommunication Services		1,095,838

ALTERNATIVE CARRIERS - 4.8%
Level 3 Communications, Inc.*	2,326	102,135
tw telecom, Inc. — Class A*	2,024	81,587
Cogent Communications Holdings, Inc.	1,133	39,145
8x8, Inc.*	3,510	28,361
Total Alternative Carriers		251,228

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
BlackBerry Ltd.*	8,843	90,552
Nokia Oyj ADR1	10,003	75,623
Total Technology Hardware, Storage & Peripherals		166,175

SPECIALIZED REITs - 2.9%
Crown Castle International Corp.	2,081	154,535

Total Common Stocks
(Cost $4,104,627)		5,235,008

RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	964	2,429
Total Rights
(Cost $2,232)		2,429

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$10,485	10,485
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	3,573	3,573
Total Repurchase Agreements
(Cost $14,058)		14,058

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
TELECOMMUNICATIONS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 3.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$93,844	$93,844
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	69,148	69,148
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	3,933	3,933
Total Securities Lending Collateral
(Cost $166,925)		166,925

Total Investments - 103.0%
(Cost $4,287,842)		$5,418,420
Other Assets & Liabilities, net - (3.0)%		(156,718)
Total Net Assets - 100.0%		$5,261,702

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $161,634 of securities loaned
(cost $4,106,859)	$5,237,437
Repurchase agreements, at value
(cost $180,983)	180,983
Total investments
(cost $4,287,842)	5,418,420
Receivables:
Fund shares sold	87,920
Dividends	14,167
Foreign taxes reclaim	797
Securities lending income	352
Total assets	5,521,656

Liabilities:
Payable for:
Upon return of securities loaned	166,925
Securities purchased	81,739
Management fees	3,544
Transfer agent and administrative fees	1,042
Investor service fees	1,042
Fund shares redeemed	781
Portfolio accounting fees	417
Miscellaneous	4,464
Total liabilities	259,954
Net assets	$5,261,702

Net assets consist of:
Paid in capital	$6,765,160
Undistributed net investment income	80,560
Accumulated net realized loss on investments	(2,714,596)
Net unrealized appreciation on investments	1,130,578
Net assets	$5,261,702
Capital shares outstanding	95,861
Net asset value per share	$54.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,992)	$54,946
Income from securities lending, net	464
Interest	1
Total investment income	55,411

Expenses:
Management fees	15,166
Transfer agent and administrative fees	4,461
Investor service fees	4,461
Portfolio accounting fees	1,784
Professional fees	2,229
Custodian fees	209
Trustees' fees*	143
Line of credit interest expense	7
Miscellaneous	1,143
Total expenses	29,603
Net investment income	25,808

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(56,144)
Net realized loss	(56,144)
Net change in unrealized appreciation (depreciation) on:
Investments	206,042
Net change in unrealized appreciation (depreciation)	206,042
Net realized and unrealized gain	149,898
Net increase in net assets resulting from operations	$175,706

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,808	$55,192
Net realized gain (loss) on investments	(56,144)	402,110
Net change in unrealized appreciation (depreciation) on investments	206,042	15,291
Net increase in net assets resulting from operations	175,706	472,593

Distributions to shareholders from:
Net investment income	—	(55,157)
Total distributions to shareholders	—	(55,157)

Capital share transactions:
Proceeds from sale of shares	11,459,311	37,680,590
Distributions reinvested	—	55,157
Cost of shares redeemed	(8,567,571)	(38,856,105)
Net increase (decrease) from capital share transactions	2,891,740	(1,120,358)
Net increase (decrease) in net assets	3,067,446	(702,922)

Net assets:
Beginning of period	2,194,256	2,897,178
End of period	$5,261,702	$2,194,256
Undistributed net investment income at end of period	$80,560	$54,752

Capital share activity:*
Shares sold	217,400	771,074
Shares issued from reinvestment of distributions	—	1,110
Shares redeemed	(162,984)	(793,719)
Net decrease in shares	54,416	(21,535)

*
Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1-for-5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a,d	Year Ended December 31, 2013d	Year Ended December 31, 2012d	Year Ended December 31, 2011d	Year Ended December 31, 2010d	Year Ended December 31, 2009d
Per Share Data
Net asset value, beginning of period	$52.94	$46.00	$44.98	$55.21	$48.98	$39.70
Income (loss) from investment operations:
Net investment income (loss)b	.38	.85	.65	.80	.30	.90
Net gain (loss) on investments (realized and unrealized)	1.57	7.09	1.52	(8.73)	6.78	10.38
Total from investment operations	1.95	7.94	2.17	(7.93)	7.08	11.28
Less distributions from:
Net investment income	—	(1.00)	(1.15)	(.60)	(.85)	(2.00)
Net realized gains	—	—	—	(1.70)	—	—
Total distributions	—	(1.00)	(1.15)	(2.30)	(.85)	(2.00)
Net asset value, end of period	$54.89	$52.94	$46.00	$44.98	$55.21	$48.98

Total Returnc	3.66%	17.46%	4.86%	(14.40%)	14.51%	28.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,262	$2,194	$2,897	$4,367	$8,077	$5,748
Ratios to average net assets:
Net investment income (loss)	1.45%	1.73%	1.46%	1.49%	0.66%	2.03%
Total expenses	1.66%	1.64%	1.67%	1.71%	1.67%	1.66%
Portfolio turnover rate	231%	1,267%	1,077%	1,100%	1,276%	694%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
d
Reverse share split—Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	4.9%
Union Pacific Corp.	4.7%
Ford Motor Co.	3.9%
General Motors Co.	3.6%
FedEx Corp.	3.5%
Tesla Motors, Inc.	3.0%
Johnson Controls, Inc.	2.9%
American Airlines Group, Inc.	2.9%
Delta Air Lines, Inc.	2.9%
Norfolk Southern Corp.	2.9%
Top Ten Total	35.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
TRANSPORTATION FUND
	Shares	Value

COMMON STOCKS† - 99.8%

AUTO PARTS & EQUIPMENT - 18.4%
Johnson Controls, Inc.	13,356	$666,864
BorgWarner, Inc.	6,860	447,202
Delphi Automotive plc	6,210	426,875
TRW Automotive Holdings Corp.*	4,180	374,194
Autoliv, Inc.	3,020	321,872
Magna International, Inc.	2,950	317,863
Lear Corp.	3,483	311,102
Visteon Corp.*	2,639	256,009
Gentex Corp.	8,220	239,120
Dana Holding Corp.	9,500	231,990
Tenneco, Inc.*	3,530	231,921
Dorman Products, Inc.*	3,030	149,440
Gentherm, Inc.*	3,360	149,352
American Axle & Manufacturing Holdings, Inc.*	7,330	138,464
Total Auto Parts & Equipment		4,262,268

AIRLINES - 16.5%
American Airlines Group, Inc.*	15,413	662,142
Delta Air Lines, Inc.	17,092	661,802
Southwest Airlines Co.	18,887	507,305
United Continental Holdings, Inc.*	10,787	443,022
Copa Holdings S.A. — Class A	2,296	327,341
Alaska Air Group, Inc.	3,132	297,697
Ryanair Holdings plc ADR*	5,050	281,790
Spirit Airlines, Inc.*	4,010	253,592
JetBlue Airways Corp.*	19,900	215,915
Allegiant Travel Co. — Class A	1,440	169,589
Total Airlines		3,820,195

RAILROADS - 16.3%
Union Pacific Corp.	10,928	1,090,067
Norfolk Southern Corp.	6,400	659,392
CSX Corp.	21,076	649,352
Kansas City Southern	3,752	403,378
Canadian Pacific Railway Ltd.	2,034	368,439
Canadian National Railway Co.	5,084	330,562
Genesee & Wyoming, Inc. — Class A*	2,649	278,145
Total Railroads		3,779,335

AUTOMOBILE MANUFACTURERS - 14.2%
Ford Motor Co.	52,785	910,013
General Motors Co.	23,000	834,900
Tesla Motors, Inc.*	2,840	681,770
Toyota Motor Corp. ADR	2,710	324,279
Tata Motors Ltd. ADR	8,080	315,605
Thor Industries, Inc.	3,521	200,239
Total Automobile Manufacturers		3,266,806

AIR FREIGHT & LOGISTICS - 13.3%
United Parcel Service, Inc. — Class B	10,997	1,128,951
FedEx Corp.	5,302	802,617
CH Robinson Worldwide, Inc.	5,642	359,903
Expeditors International of Washington, Inc.	7,660	338,266
Hub Group, Inc. — Class A*	3,230	162,792
XPO Logistics, Inc.*	5,130	146,821
UTI Worldwide, Inc.	11,830	122,322
Total Air Freight & Logistics		3,061,672

TRUCKING - 12.1%
Hertz Global Holdings, Inc.*	14,952	419,106
J.B. Hunt Transport Services, Inc.	4,550	335,699
Avis Budget Group, Inc.*	4,967	296,480
Old Dominion Freight Line, Inc.*	4,237	269,812
Ryder System, Inc.	2,866	252,466
Swift Transportation Co. — Class A*	8,580	216,473
Con-way, Inc.	3,979	200,581
Landstar System, Inc.	3,056	195,584
Knight Transportation, Inc.	6,690	159,021
Werner Enterprises, Inc.	5,980	158,530
Heartland Express, Inc.	7,350	156,849
ArcBest Corp.	2,820	122,698
Total Trucking		2,783,299

MOTORCYCLE MANUFACTURERS - 3.4%
Harley-Davidson, Inc.	6,440	449,834
Kandi Technologies Group, Inc.*,1	22,890	323,894
Total Motorcycle Manufacturers		773,728

TIRES & RUBBER - 2.1%
Goodyear Tire & Rubber Co.	11,315	314,331
Cooper Tire & Rubber Co.	5,350	160,500
Total Tires & Rubber		474,831

MARINE - 1.3%
Kirby Corp.*	2,575	301,636

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.2%
Allison Transmission Holdings, Inc.	8,820	274,302

AIRPORT SERVICES - 1.0%
Macquarie Infrastructure Company LLC	3,530	220,166

Total Common Stocks
(Cost $14,367,968)		23,018,238

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
TRANSPORTATION FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$77,980	$77,980
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	26,577	26,577
Total Repurchase Agreements
(Cost $104,557)		104,557

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	119,634	119,634
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	88,151	88,151
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	5,015	5,015
Total Securities Lending Collateral
(Cost $212,800)		212,800

Total Investments - 101.2%
(Cost $14,685,325)		$23,335,595
Other Assets & Liabilities, net - (1.2)%		(279,353)
Total Net Assets - 100.0%		$23,056,242

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $215,080 of securities loaned
(cost $14,367,968)	$23,018,238
Repurchase agreements, at value
(cost $317,357)	317,357
Total investments
(cost $14,685,325)	23,335,595
Cash	5,538
Receivables:
Securities sold	114,916
Dividends	12,407
Securities lending income	3,848
Total assets	23,472,304

Liabilities:
Payable for:
Upon return of securities loaned	212,800
Fund shares redeemed	152,983
Management fees	16,476
Transfer agent and administrative fees	4,846
Investor service fees	4,846
Portfolio accounting fees	1,938
Miscellaneous	22,173
Total liabilities	416,062
Net assets	$23,056,242

Net assets consist of:
Paid in capital	$23,977,067
Accumulated net investment loss	(30,455)
Accumulated net realized loss on investments	(9,540,640)
Net unrealized appreciation on investments	8,650,270
Net assets	$23,056,242
Capital shares outstanding	826,279
Net asset value per share	$27.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,033)	$134,066
Income from securities lending, net	7,100
Interest	6
Total investment income	141,172

Expenses:
Management fees	88,004
Transfer agent and administrative fees	25,883
Investor service fees	25,883
Portfolio accounting fees	10,353
Professional fees	10,141
Custodian fees	1,211
Trustees' fees*	747
Line of credit interest expense	53
Miscellaneous	9,352
Total expenses	171,627
Net investment loss	(30,455)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	337,065
Net realized gain	337,065
Net change in unrealized appreciation (depreciation) on:
Investments	1,829,507
Net change in unrealized appreciation (depreciation)	1,829,507
Net realized and unrealized gain	2,166,572
Net increase in net assets resulting from operations	$2,136,117

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(30,455)	$(52,682)
Net realized gain on investments	337,065	484,010
Net change in unrealized appreciation (depreciation) on investments	1,829,507	4,804,603
Net increase in net assets resulting from operations	2,136,117	5,235,931

Capital share transactions:
Proceeds from sale of shares	23,552,035	51,959,880
Cost of shares redeemed	(23,270,934)	(43,856,511)
Net increase from capital share transactions	281,101	8,103,369
Net increase in net assets	2,417,218	13,339,300

Net assets:
Beginning of period	20,639,024	7,299,724
End of period	$23,056,242	$20,639,024
Accumulated net investment loss at end of period	$(30,455)	$—

Capital share activity:
Shares sold	895,313	2,603,391
Shares redeemed	(901,864)	(2,214,360)
Net increase (decrease) in shares	(6,551)	389,031

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$24.78	$16.45	$14.00	$15.74	$12.68	$10.91
Income (loss) from investment operations:
Net investment income (loss)b	(.04)	(.08)	(.04)	(.10)	(.04)	(.03)
Net gain (loss) on investments (realized and unrealized)	3.16	8.41	2.49	(1.64)	3.10	1.92
Total from investment operations	3.12	8.33	2.45	(1.74)	3.06	1.89
Less distributions from:
Net investment income	—	—	—	—	—	(.12)
Total distributions	—	—	—	—	—	(.12)
Net asset value, end of period	$27.90	$24.78	$16.45	$14.00	$15.74	$12.68

Total Returnc	12.59%	50.64%	17.58%	(11.12%)	24.13%	17.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,056	$20,639	$7,300	$5,570	$13,090	$8,462
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.37%)	(0.29%)	(0.65%)	(0.32%)	(0.29%)
Total expenses	1.66%	1.63%	1.67%	1.71%	1.65%	1.67%
Portfolio turnover rate	101%	310%	594%	711%	693%	857%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.6%
NextEra Energy, Inc.	3.4%
Dominion Resources, Inc.	3.2%
Southern Co.	3.1%
Exelon Corp.	2.8%
American Electric Power Company, Inc.	2.6%
Sempra Energy	2.5%
PPL Corp.	2.4%
PG&E Corp.	2.3%
Public Service Enterprise Group, Inc.	2.3%
Top Ten Total	28.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
UTILITIES FUND
	Shares	Value

COMMON STOCKS† - 98.3%

ELECTRIC UTILITIES - 44.7%
Duke Energy Corp.	11,444	$849,029
NextEra Energy, Inc.	7,724	791,555
Southern Co.	16,375	743,097
Exelon Corp.	17,897	652,883
American Electric Power Company, Inc.	11,017	614,418
PPL Corp.	15,701	557,857
Edison International	8,820	512,530
Xcel Energy, Inc.	14,636	471,718
Northeast Utilities	9,578	452,752
Entergy Corp.	5,485	450,264
FirstEnergy Corp.	12,666	439,764
OGE Energy Corp.	8,475	331,203
Pepco Holdings, Inc.	10,961	301,208
Pinnacle West Capital Corp.	5,163	298,628
ITC Holdings Corp.	7,478	272,797
Westar Energy, Inc.	6,872	262,442
Cia Energetica de Minas Gerais ADR	30,684	245,165
Great Plains Energy, Inc.	8,965	240,890
Cleco Corp.	3,918	230,966
NRG Yield, Inc. — Class A	4,040	210,282
Enersis S.A. ADR	12,035	202,790
IDACORP, Inc.	3,484	201,480
Portland General Electric Co.	5,609	194,464
Hawaiian Electric Industries, Inc.1	7,386	187,014
UNS Energy Corp.	3,009	181,774
PNM Resources, Inc.	6,094	178,737
UIL Holdings Corp.	4,509	174,543
ALLETE, Inc.	3,390	174,077
El Paso Electric Co.	3,770	151,592
Total Electric Utilities		10,575,919

MULTI-UTILITIES - 32.6%
Dominion Resources, Inc.	10,575	756,325
Sempra Energy	5,674	594,126
PG&E Corp.	11,454	550,021
Public Service Enterprise Group, Inc.	13,259	540,835
Consolidated Edison, Inc.	8,350	482,129
DTE Energy Co.	5,583	434,748
NiSource, Inc.	10,551	415,076
CenterPoint Energy, Inc.	15,319	391,247
Wisconsin Energy Corp.	8,119	380,943
Ameren Corp.	9,105	372,212
CMS Energy Corp.	10,942	340,843
SCANA Corp.	6,057	325,927
MDU Resources Group, Inc.	8,746	306,985
Alliant Energy Corp.	5,025	305,822
Integrys Energy Group, Inc.	4,265	303,369
TECO Energy, Inc.	12,792	236,396
Vectren Corp.	5,218	221,765
National Grid plc ADR	2,930	217,933
Black Hills Corp.	3,169	194,545
NorthWestern Corp.	3,248	169,513
Avista Corp.	5,056	169,477
Total Multi-Utilities		7,710,237

GAS UTILITIES - 11.5%
National Fuel Gas Co.	3,841	300,750
AGL Resources, Inc.	5,439	299,308
UGI Corp.	5,585	282,043
Atmos Energy Corp.	5,088	271,699
Questar Corp.	9,810	243,288
South Jersey Industries, Inc.	4,025	243,150
Piedmont Natural Gas Company, Inc.	5,311	198,685
New Jersey Resources Corp.	3,170	181,197
Southwest Gas Corp.	3,430	181,070
WGL Holdings, Inc.	4,068	175,331
Laclede Group, Inc.	3,459	167,934
ONE Gas, Inc.	4,280	161,570
Total Gas Utilities		2,706,025

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.0%
AES Corp.	27,478	427,283
NRG Energy, Inc.	11,078	412,102
Calpine Corp.*	15,261	363,364
Dynegy, Inc.*	6,045	210,366
Total Independent Power Producers & Energy Traders		1,413,115

WATER UTILITIES - 3.5%
American Water Works Company, Inc.	6,991	345,704
Aqua America, Inc.	9,617	252,158
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,544	220,232
Total Water Utilities		818,094

Total Common Stocks
(Cost $16,708,666)		23,223,390

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.2%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$37,345	37,345
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	12,727	12,727
Total Repurchase Agreements
(Cost $50,072)		50,072

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
UTILITIES FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$67,238	$67,238
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	49,544	49,544
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	2,818	2,818
Total Securities Lending Collateral
(Cost $119,600)		119,600

Total Investments - 99.0%
(Cost $16,878,338)		$23,393,062
Other Assets & Liabilities, net - 1.0%		230,123
Total Net Assets - 100.0%		$23,623,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at June 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $116,472 of securities loaned
(cost $16,708,666)	$23,223,390
Repurchase agreements, at value
(cost $169,672)	169,672
Total investments
(cost $16,878,338)	23,393,062
Cash	20,252
Receivables:
Fund shares sold	654,101
Dividends	44,855
Securities lending income	170
Total assets	24,112,440

Liabilities:
Payable for:
Fund shares redeemed	200,696
Securities purchased	122,351
Upon return of securities loaned	119,600
Management fees	14,873
Transfer agent and administrative fees	4,374
Investor service fees	4,374
Portfolio accounting fees	1,750
Miscellaneous	21,237
Total liabilities	489,255
Net assets	$23,623,185

Net assets consist of:
Paid in capital	$18,445,201
Undistributed net investment income	489,204
Accumulated net realized loss on investments	(1,825,944)
Net unrealized appreciation on investments	6,514,724
Net assets	$23,623,185
Capital shares outstanding	965,278
Net asset value per share	$24.47

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,789)	$322,576
Income from securities lending, net	305
Interest	4
Total investment income	322,885

Expenses:
Management fees	72,285
Transfer agent and administrative fees	21,260
Investor service fees	21,260
Portfolio accounting fees	8,504
Professional fees	10,735
Custodian fees	995
Trustees' fees*	693
Line of credit interest expense	47
Miscellaneous	5,335
Total expenses	141,114
Net investment income	181,771

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	210,193
Net realized gain	210,193
Net change in unrealized appreciation (depreciation) on:
Investments	2,191,242
Net change in unrealized appreciation (depreciation)	2,191,242
Net realized and unrealized gain	2,401,435
Net increase in net assets resulting from operations	$2,583,206

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$181,771	$307,432
Net realized gain on investments	210,193	2,653,830
Net change in unrealized appreciation (depreciation) on investments	2,191,242	(1,112,564)
Net increase in net assets resulting from operations	2,583,206	1,848,698

Distributions to shareholders from:
Net investment income	—	(429,515)
Total distributions to shareholders	—	(429,515)

Capital share transactions:
Proceeds from sale of shares	33,016,353	76,484,484
Distributions reinvested	—	429,515
Cost of shares redeemed	(22,258,742)	(83,724,602)
Net increase (decrease) from capital share transactions	10,757,611	(6,810,603)
Net increase (decrease) in net assets	13,340,817	(5,391,420)

Net assets:
Beginning of period	10,282,368	15,673,788
End of period	$23,623,185	$10,282,368
Undistributed net investment income at end of period	$489,204	$307,433

Capital share activity:
Shares sold	1,451,373	3,596,412
Shares issued from reinvestment of distributions	—	20,395
Shares redeemed	(978,250)	(3,944,119)
Net increase (decrease) in shares	473,123	(327,312)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$20.89	$19.13	$19.50	$17.04	$16.41	$15.41
Income (loss) from investment operations:
Net investment income (loss)b	.24	.43	.42	.43	.41	.41
Net gain (loss) on investments (realized and unrealized)	3.34	2.18	(.22)	2.33	.72	1.65
Total from investment operations	3.58	2.61	.20	2.76	1.13	2.06
Less distributions from:
Net investment income	—	(.85)	(.57)	(.30)	(.50)	(1.06)
Total distributions	—	(.85)	(.57)	(.30)	(.50)	(1.06)
Net asset value, end of period	$24.47	$20.89	$19.13	$19.50	$17.04	$16.41

Total Returnc	17.14%	13.63%	1.12%	16.29%	6.88%	13.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,623	$10,282	$15,674	$31,659	$15,421	$15,814
Ratios to average net assets:
Net investment income (loss)	2.14%	2.05%	2.16%	2.36%	2.48%	2.69%
Total expenses	1.66%	1.64%	1.67%	1.69%	1.66%	1.67%
Portfolio turnover rate	93%	464%	302%	369%	561%	309%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”).

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$5,538,923	$838,885	$(28,374)	$810,511
Basic Materials Fund	11,164,711	3,749,729	(90,870)	3,658,859
Biotechnology Fund	17,776,225	12,381,262	(453,088)	11,928,174
Consumer Products Fund	13,584,001	5,666,129	(48,097)	5,618,032
Electronics Fund	9,373,783	1,428,749	(59,665)	1,369,084
Energy Fund	26,082,509	12,130,558	(148,204)	11,982,354
Energy Services Fund	14,808,248	8,670,495	(92,982)	8,577,513
Financial Services Fund	14,501,455	1,647,080	(118,835)	1,528,245
Health Care Fund	20,554,880	10,237,288	(387,055)	9,850,233
Internet Fund	4,826,558	3,135,514	(69,719)	3,065,795
Leisure Fund	5,781,443	3,206,093	(45,224)	3,160,869
Precious Metals Fund	32,773,162	—	(1,203,254)	(1,203,254)
Real Estate Fund	23,962,267	4,744,151	(213,914)	4,530,237
Retailing Fund	3,215,397	2,178,807	(19,456)	2,159,351
Technology Fund	10,225,578	5,058,298	(266,270)	4,792,028
Telecommunications Fund	5,138,168	310,266	(30,014)	280,252
Transportation Fund	16,319,508	7,125,760	(109,673)	7,016,087
Utilities Fund	18,754,772	4,641,298	(3,008)	4,638,290

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Banking Fund	$6,318,095	$31,339	$—	$6,349,434
Basic Materials Fund	14,582,648	240,922	—	14,823,570
Biotechnology Fund	26,453,123	3,251,276	—	29,704,399
Consumer Products Fund	18,866,570	335,463	—	19,202,033
Electronics Fund	10,487,102	255,765	—	10,742,867
Energy Fund	37,188,166	876,697	—	38,064,863
Energy Services Fund	22,562,610	823,151	—	23,385,761
Financial Services Fund	16,007,125	22,575	—	16,029,700
Health Care Fund	29,210,065	1,195,048	—	30,405,113
Internet Fund	7,775,474	116,879	—	7,892,353
Leisure Fund	8,825,463	116,849	—	8,942,312
Precious Metals Fund	30,437,148	1,132,760	—	31,569,908
Real Estate Fund	28,424,815	67,689	—	28,492,504
Retailing Fund	5,246,508	128,240	—	5,374,748
Technology Fund	14,722,761	294,845	—	15,017,606
Telecommunications Fund	5,235,008	183,412	—	5,418,420
Transportation Fund	23,018,238	317,357	—	23,335,595
Utilities Fund	23,223,390	169,672	—	23,393,062

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$8,802,544	$8,802,551	05/15/43	$24,622,400	$8,978,556
			U.S. Treasury Note
			2.00%
			02/15/23	100	98

RBC Capital Markets			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	3,000,000	3,000,003	11/15/27	4,542,000	3,060,173

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Basic Materials Fund	$154,714	$160,050
Biotechnology Fund	3,025,969	3,132,488
Consumer Products Fund	112,945	116,375
Electronics Fund	178,157	185,825
Energy Fund	750,170	767,525
Energy Services Fund	616,480	629,600
Financial Services Fund	22,313	22,575
Health Care Fund	926,169	946,163
Internet Fund	61,515	61,075	*
Precious Metals Fund	855,259	888,550
Retailing Fund	52,092	51,300	*
Technology Fund	217,702	223,425
Telecommunications Fund	161,634	166,925
Transportation Fund	215,080	212,800	*
Utilities Fund	116,472	119,600

*	Subsequent to June 30, 2014, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$4,320,023	$4,320,032	08/31/18	$4,364,838	$4,407,364

BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	3,183,175	3,183,183	10/31/20 - 11/15/43	2,618,717	2,689,328
			U.S. TIP Bond
			2.50%
			07/15/16	433,614	558,037

Deutsche Bank Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 07/01/14	181,077	181,077	01/15/30	163,778	91,038
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	47,164	48,149
			U.S. Treasury Bond
			6.25%
			05/15/30	31,942	45,557

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$11,793,607	$11,372,610
Basic Materials Fund	15,070,214	12,954,450
Biotechnology Fund	23,767,732	26,522,734
Consumer Products Fund	16,211,412	13,714,297
Electronics Fund	19,320,440	12,856,132
Energy Fund	27,034,879	15,877,023
Energy Services Fund	19,024,069	15,037,832
Financial Services Fund	17,142,924	10,594,611
Health Care Fund	28,183,684	31,458,693
Internet Fund	18,461,127	25,899,391
Leisure Fund	19,594,343	22,539,486
Precious Metals Fund	20,442,448	17,281,364
Real Estate Fund	33,369,010	21,871,404
Retailing Fund	14,508,194	18,422,816
Technology Fund	17,177,744	17,677,577
Telecommunications Fund	11,368,303	8,465,337
Transportation Fund	21,580,120	21,193,894
Utilities Fund	26,700,835	16,110,839

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2014. On June 30, 2014, the Financial Services Fund borrowed $60,000 under this agreement. The Funds did not have any other borrowings under this agreement at June 30, 2014.

The average daily balances borrowed for the period ended June 30, 2014 were as follows:

Fund	Average Daily Balance
Banking Fund	$1,881
Basic Materials Fund	740
Biotechnology Fund	24,894
Consumer Products Fund	1,940
Electronics Fund	2,824
Energy Fund	2,067
Energy Services Fund	10,578
Financial Services Fund	1,612
Health Care Fund	12,783
Internet Fund	1,535
Leisure Fund	32,619
Precious Metals Fund	5,448
Real Estate Fund	17,700
Retailing Fund	3,144
Technology Fund	3,838
Telecommunications Fund	1,177
Transportation Fund	8,484
Utilities Fund	7,391

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Reverse Share Splits

Effective January 24, 2014, a reverse share split occurred for the following funds:

Fund	Split Type
Precious Metals Fund	One-for-Five Reverse Split
Technology Fund	One-for-Five Reverse Split
Telecommunications Fund	One-for-Five Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on June 4, 2014, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”)

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Amerigo, Clermont and Select Allocation Funds, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on May 15, 2014 (together, with the June 4 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) the level of the fees that the Adviser and Sub-Adviser charge compared with the fees charged to comparable funds or accounts by other investment advisers, giving special attention to the absence of breakpoints in these fees and the rationale provided by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with peer funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

OTHER INFORMATION (Unaudited)(concluded)

continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

•
Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability analyses.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

Name and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	214	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	Board of Directors of US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.
Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962-present).	131	None.

Name, Address and Year of Birth of Officer	Position(s) Held with theTrust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting (as defined n Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)    Not applicable.

(b)        Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	September 05, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	September 05, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	September 05, 2014

* Print the name and title of each signing officer under his or her signature.